UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-04642

                      Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                           Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                           Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2017

Virtus Duff & Phelps International Series (f/k/a Virtus International Series)
Virtus Duff & Phelps Real Estate Securities Series (f/k/a Virtus Real Estate Securities Series)
Virtus Equity Trend Series*
Virtus KAR Capital Growth Series (f/k/a Virtus Capital Growth Series)
Virtus KAR Small-Cap Growth Series (f/k/a Virtus Small-Cap Growth Series)
Virtus KAR Small-Cap Value Series (f/k/a Virtus Small-Cap Value Series)
Virtus Newfeet Multi-Sector Intermediate Bond Series (f/k/a Virtus Multi-Sector Fixed Income Series)
Virtus Rampart Enhanced Core Equity Series (f/k/a Virtus Enhanced Core Equity Series)
Virtus Strategic Allocation Series

* Prospectus supplement applicable to this Series appears at the back of this semiannual report.

The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Message to Shareholders	1
Key Investment Terms	2
Disclosure of Series Expenses	4
Portfolio Holdings Summary Weightings	6

Series	Schedule of Investments
Virtus Duff & Phelps International Series (“Duff & Phelps International Series”) (f/k/a: Virtus International Series)	7
Virtus Duff & Phelps Real Estate Securities Series (“Duff & Phelps Real Estate Securities Series”) (f/k/a: Virtus Real Estate Securities Series)	9
Virtus Equity Trend Series (“Equity Trend Series”)	10
Virtus KAR Capital Growth Series (“KAR Capital Growth Series”) (f/k/a: Virtus Capital Growth Series)	12
Virtus KAR Small-Cap Growth Series (“KAR Small-Cap Growth Series”) (f/k/a: Virtus Small-Cap Growth Series)	13
Virtus KAR Small-Cap Value Series (“KAR Small-Cap Value Series”) (f/k/a: Virtus Small-Cap Value Series)	14
Virtus Newfleet Multi-Sector Intermediate Bond Series (“Newfleet Multi-Sector Intermediate Bond Series”) (f/k/a: Virtus Multi-Sector Fixed Income Series)	15
Virtus Rampart Enhanced Core Equity Series (“Rampart Enhanced Core Equity Series”) (f/k/a: Virtus Enhanced Core Equity Series)	24
Virtus Strategic Allocation Series (“Strategic Allocation Series”)	28
Statements of Assets and Liabilities	36
Statements of Operations	39
Statements of Changes in Net Assets	42
Financial Highlights	45
Notes to Financial Statements	49
Consideration of Subadvisory Agreement For Virtus Equity Trend Series by the Board of Trustees	58

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

Dear Virtus Variable Insurance Trust Investors:

I am pleased to present this report that reviews the performance of your fund for the six-month period ended June 30, 2017.

The Federal Reserve (“the Fed”) raised interest rates twice during the six months – first in March, then again in June – a clear signal that it believes the U.S. economy is on a growth path, as evidenced by strong employment, housing, and consumer spending data. At the same time, other major central banks renewed their commitments to monetary stimulus, adding further reassurance to global markets. Rounding out the optimistic picture, corporate earnings were generally strong for the first and second quarters of 2017. The expected pro-growth policies of the new administration, if implemented, could have continued positive impacts on earnings and the markets.

The post-election “Trump bump” that lifted equities at the end of 2016 continued through the first half of 2017. U.S. large- and small-cap stocks returned 9.34% and 4.99%, as measured by the performance of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 18.43%, compared with the MSCI EAFE® Index (net), which returned 13.81%.

Demand for U.S. Treasuries remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On June 30, 2017, the benchmark 10-year U.S. Treasury yielded 2.31%, as compared with 2.45% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.27% for the six months, while non-investment grade bonds gained 4.93%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion against inevitable market fluctuations. Your financial advisor can help ensure that your variable investment portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-367-5877. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Variable Insurance Trust

July 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Fund (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the Fed)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Continued)

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Treasury Yield

The return on investment, expressed as a percentage, on the U.S. government’s debt obligations (bonds, notes and bills). The Treasury yield is considered a bellwether of the U.S. economy; the higher the yields on 10-, 20- and 30-year Treasuries, the better the economic outlook.

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited)

For the six-month period of January 1, 2017 to June 30, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series (each a “Series”) of Virtus Variable Insurance Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Series’ costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps International Series
Actual
Class A	$1,000.00	$1,065.70	1.16%	$5.94
Class I	1,000.00	1,066.20	0.91	4.66

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.04	1.16	5.81
Class I	1,000.00	1,020.28	0.91	4.56
Duff & Phelps Real Estate Securities Series
Actual
Class A	$1,000.00	$1,015.80	1.15%	$5.75
Class I	1,000.00	1,017.10	0.91	4.55

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.09	1.15	5.76
Class I	1,000.00	1,020.28	0.91	4.56
Equity Trend Series
Actual
Class A	$1,000.00	$1,087.00	1.70%	$8.80
Class I	1,000.00	1,088.10	1.45	7.51

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.36	1.70	8.50
Class I	1,000.00	1,017.60	1.45	7.25
KAR Capital Growth Series
Actual
Class A	$1,000.00	$1,208.00	1.03%	$5.64

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.69	1.03	5.16
KAR Small-Cap Growth Series
Actual
Class A	$1,000.00	$1,178.90	1.19%	$6.43
Class I	1,000.00	1,180.10	0.93	5.03

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.89	1.19	5.96
Class I	1,000.00	1,020.18	0.93	4.66
KAR Small-Cap Value Series
Actual
Class A	$1,000.00	$1,069.30	1.20%	$6.16

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.84	1.20	6.01
Newfleet Multi-Sector Intermediate Bond Series
Actual
Class A	$1,000.00	$1,041.50	0.93%	$4.71
Class I	1,000.00	1,042.90	0.68	3.44

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.18	0.93	4.66
Class I	1,000.00	1,021.42	0.68	3.41

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited) (Continued)

For the six-month period of January 1, 2017 to June 30, 2017

Expense Table
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Rampart Enhanced Core Equity Series
Actual
Class A	$1,000.00	$1,091.30	0.98%	$5.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.93	0.98	4.91
Strategic Allocation Series
Actual
Class A	$1,000.00	$1,104.60	0.98%	$5.11

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.93	0.98	4.91

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. Exceptions noted below.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

Portfolio Holdings Summary Weightings (Unaudited)

June 30, 2017

For each Series, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Duff & Phelps International Series

Industrials	23%
Financials	20
Consumer Discretionary	11
Information Technology	9
Consumer Staples	8
Health Care	7
Telecommunication Services	5
Other	17

Total	100%

Duff & Phelps Real Estate Securities Series

Office	17%
Apartments	15
Industrials	11
Shopping Centers	10
Data Centers	9
Regional Malls	8
Self Storage	7
Other	23

Total	100%

Equity Trend Series

Consumer Discretionary	27%
Information Technology	18
Industrials	15
Financials	10
Materials	8
Consumer Staples	6
Real Estate	6
Other	10

Total	100%

KAR Capital Growth Series

Information Technology	39%
Consumer Discretionary	26
Health Care	11
Consumer Staples	8
Industrials	5
Financials	5
Energy	4
Materials	2

Total	100%

KAR Small-Cap Growth Series

Information Technology	25%
Industrials	22
Consumer Discretionary	20
Financials	15
Health Care	11
Consumer Staples	7

Total	100%

KAR Small-Cap Value Series

Industrials	22%
Information Technology	22
Financials	15
Consumer Discretionary	14
Real Estate	8
Health Care	7
Consumer Staples	6
Other	6

Total	100%

Newfleet Multi-Sector Intermediate Bond Series

Corporate Bonds and Notes		51%
Financials	15%
Energy	11
Materials	6
Total of all others	19
Mortgage-Backed Securities		16
Foreign Government Securities		12
Loan Agreements		9
Asset-Backed Securities		4
Preferred Stocks		4
Other		4

Total		100%

Rampart Enhanced Core Equity Series

Information Technology	22%
Financials	17
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	9
Energy	5
Other (includes purchased and written options)	11

Total	100%

Strategic Allocation Series

Common Stocks		61%
Information Technology	20%
Consumer Discretionary	13
Health Care	6
Total of all other common stock sectors	22
Corporate Bonds and Notes		18
Financials	7
Real Estate	2
Total of all other corporate bond sectors	9
Mortgage-Backed Securities		10
U.S. Government Securities		2
Asset-Backed Securities		2
Municipal Bonds		2
Preferred Stocks		1
Other		4

Total		100%

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—2.9%

Consumer Staples—2.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 1.507% (Brazil)	265,345	$5,218
TOTAL PREFERRED STOCKS (Identified Cost $4,372)		5,218

COMMON STOCKS—94.9%

Consumer Discretionary—10.4%
IMAX Corp. (Canada)(2)	171,675	3,777
Kroton Educacional SA (Brazil)	818,300	3,665
Sony Corp. (Japan)	165,475	6,306
Subaru Corp. (Japan)	140,370	4,725

		18,473

Consumer Staples—5.4%
British American Tobacco plc (United Kingdom)	74,295	5,065
Marine Harvest ASA (Norway)(2)	263,632	4,512

		9,577

Energy—4.8%
Statoil ASA (Norway)	281,430	4,665
TechnipFMC plc (France)(2)	145,970	3,959

		8,624

Financials—19.2%
BNP Paribas SA (France)	82,870	5,969
CaixaBank SA (Spain)	1,096,042	5,233
DBS Group Holdings Ltd. (Singapore)	396,900	5,979
ING Groep NV (Netherlands)	345,528	5,959
ORIX Corp. (Japan)	371,705	5,750
UBS Group AG Registered Shares (Switzerland)	317,663	5,380

		34,270

	SHARES	VALUE
Health Care—6.9%
Allergan plc (Ireland)	23,366	$5,680
Icon plc (Ireland)(2)	67,088	6,561

		12,241

Industrials—22.6%
ACS Actividades de Construccion y Servicios SA (Spain)	138,782	5,362
Airbus SE (France)	75,935	6,245
Ashtead Group plc (United Kingdom)	324,590	6,718
CK Hutchison Holdings Ltd. (Hong Kong)	431,500	5,416
Hitachi Ltd. (Japan)	790,000	4,842
Nidec Corp. (Japan)	60,430	6,184
RELX plc (United Kingdom)	251,994	5,448

		40,215

Information Technology—8.8%
Broadcom Ltd. (Singapore)	22,442	5,230
Check Point Software Technologies Ltd. (Israel)(2)	47,075	5,135
SAP SE (Germany)	50,585	5,284

		15,649

Materials—5.2%
Fortescue Metals Group Ltd. (Australia)	1,071,301	4,298
Toray Industries, Inc. (Japan)	594,370	4,969

		9,267

Real Estate—3.7%
LendLease Group (Australia)	512,170	6,554

Telecommunication Services—5.2%
Nippon Telegraph & Telephone Corp. (Japan)	99,985	4,720
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	13,678,900	4,641

		9,361

	SHARES	VALUE
Utilities—2.7%
Veolia Environnement SA (France)	227,142	$4,799
TOTAL COMMON STOCKS (Identified Cost $150,780)		169,030

RIGHTS—0.1%

Industrials—0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	138,782	111
TOTAL RIGHTS (Identified Cost $117)		111
TOTAL LONG TERM INVESTMENTS—97.9%
(Identified Cost $155,269)		174,359
TOTAL INVESTMENTS—97.9% (Identified Cost $155,269)		174,359	(1)
Other assets and liabilities, net—2.1%		3,809

NET ASSETS—100.0%		$178,168

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Japan	22%
France	12
United Kingdom	10
Ireland	7
Singapore	6
Australia	6
Spain	6
Other	31
Total	100%
† % of total investments as of June 30, 2017

At June 30, 2017, the Series had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Buy	In Exchange for	Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
JPY 2,676,488	USD 24,123	JP Morgan	7/18/2017	23,816	$(307)

Contracts to Sell
JPY 2,676,488	USD 23,433	JP Morgan	7/18/2017	23,050	$(383)

				Total	$(690)

JPY	Japanese Yen
USD	United States Dollar

See Notes to Financial Statements

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$169,030	$169,030	$—
Preferred Stock	5,218	5,218	—
Rights	111	111	—

Total Investments	$174,359	$174,359	$—

Other Financial Instruments:
Forward Currency Contracts*	$(690)	$—	$(690)

*	Valued at the unrealized appreciation (depreciation) on the investment.

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%

Real Estate Investment Trusts—98.8%

Data Centers—9.3%
CoreSite Realty Corp.	9,400	$973
CyrusOne, Inc.	19,100	1,065
Digital Realty Trust, Inc.	26,550	2,999
Equinix, Inc.	5,375	2,307

		7,344

Diversified—3.8%
Vornado Realty Trust	31,900	2,995

Health Care—4.9%
Healthcare Realty Trust, Inc.	34,491	1,178
Healthcare Trust of America, Inc. Class A	74,900	2,330
Welltower, Inc.	5,510	412

		3,920

Industrial/Office—28.1%

Industrial—11.1%
DCT Industrial Trust, Inc.	48,057	2,568
Duke Realty Corp.	68,298	1,909
Prologis, Inc.	73,764	4,326

		8,803

Office—17.0%
Alexandria Real Estate Equities, Inc.	21,300	2,566
Boston Properties, Inc.	15,914	1,958
Cousins Properties, Inc.	167,180	1,469
Douglas Emmett, Inc.	51,414	1,964
Highwoods Properties, Inc.	31,867	1,616
Kilroy Realty Corp.	26,664	2,004
Paramount Group, Inc.	116,360	1,862

		13,439

Total Industrial / Office		22,242

Lodging/Resorts—4.1%
Host Hotels & Resorts, Inc.	38,604	705
Pebblebrook Hotel Trust	33,465	1,079
RLJ Lodging Trust	74,653	1,484

		3,268

Residential—22.3%

Apartments—14.5%
American Campus Communities, Inc.	31,187	1,475
Apartment Investment & Management Co. Class A	59,700	2,566
AvalonBay Communities, Inc.	14,404	2,768
Equity Residential	39,331	2,589
Essex Property Trust, Inc.	8,155	2,098

		11,496

	SHARES	VALUE
Manufactured Homes—4.5%
Equity LifeStyle Properties, Inc.	13,642	$1,178
Sun Communities, Inc.	26,850	2,354

		3,532

Single Family Homes—3.3%
American Homes 4 Rent Class A	115,300	2,602

Total Residential		17,630

Retail—19.4%

Free Standing—1.9%
STORE Capital Corp.	68,377	1,535

Regional Malls—8.2%
GGP, Inc.	25,421	599
Simon Property Group, Inc.	36,301	5,872

		6,471

Shopping Centers—9.3%
Brixmor Property Group, Inc.	89,802	1,606
Federal Realty Investment Trust	13,500	1,706
Regency Centers Corp.	39,750	2,490
Tanger Factory Outlet Centers, Inc.	60,353	1,568

		7,370

Total Retail		15,376

Self Storage—6.9%
CubeSmart	97,400	2,342
Extra Space Storage, Inc.	28,478	2,221
Public Storage	4,511	941

		5,504
TOTAL COMMON STOCKS
(Identified Cost $56,542)		78,279
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $56,542)		78,279
TOTAL INVESTMENTS—98.8%
(Identified Cost $56,542)		78,279	(1)
Other assets and liabilities, net—1.2%		961

NET ASSETS—100.0%		$79,240

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$78,279	$78,279

Total Investments	$78,279	$78,279

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%

Consumer Discretionary—27.2%
Amazon.com, Inc.(2)	44	$43
Best Buy Co., Inc.	1,134	65
BorgWarner, Inc.	406	17
Carnival Corp.	302	20
CBS Corp. Class B	551	35
Charter Communications, Inc. Class A(2)	50	17
Chipotle Mexican Grill, Inc.(2)	7	3
Comcast Corp. Class A	1,102	43
Darden Restaurants, Inc.	31	3
Delphi Automotive plc	548	48
Discovery Communications, Inc. Class A(2)	226	6
Discovery Communications, Inc. Class C(2)	319	8
DISH Network Corp. Class A(2)	53	3
Expedia, Inc.	14	2
Garmin Ltd.	1,264	64
Goodyear Tire & Rubber Co. (The)	1,849	65
H&R Block, Inc.	2,071	64
Harley-Davidson, Inc.	1,177	64
Home Depot, Inc. (The)	310	47
Interpublic Group of Cos., Inc. (The)	858	21
Leggett & Platt, Inc.	384	20
Lowe’s Cos., Inc.	220	17
Marriott International, Inc. Class A	227	23
McDonald’s Corp.	202	31
Mohawk Industries, Inc.(2)	181	44
Netflix, Inc.(2)	48	7
Newell Brands, Inc.	1,207	65
Omnicom Group, Inc.	513	42
Priceline Group, Inc. (The)(2)	6	11
Royal Caribbean Cruises Ltd.	121	13
Scripps Networks Interactive, Inc. Class A	141	10
Starbucks Corp.	360	21
TEGNA, Inc.	318	5
TripAdvisor, Inc.(2)	13	—	(3)
Whirlpool Corp.	338	65
Wyndham Worldwide Corp.	76	8
Wynn Resorts Ltd.	474	63
Yum! Brands, Inc.	83	6

		1,089

Consumer Staples—6.4%
Altria Group, Inc.	324	24
Brown-Forman Corp. Class B	282	14
Campbell Soup Co.	45	2
Conagra Brands, Inc.	95	3
Constellation Brands, Inc. Class A	275	53
General Mills, Inc.	134	8
Hershey Co. (The)	32	4
Hormel Foods Corp.	62	2
J.M. Smucker Co. (The)	27	3
Kellogg Co.	58	4
Kraft Heinz Co.(The)	137	12
McCormick & Co., Inc.	26	3
Mondelez International, Inc. Class A	352	15
Philip Morris International, Inc.	259	30
Reynolds American, Inc.	138	9
Sysco Corp.	1,290	65

	SHARES	VALUE
Consumer Staples—continued
Tyson Foods, Inc. Class A	66	$4

		255

Energy—1.6%
Marathon Petroleum Corp.	323	17
Phillips 66	270	22
Tesoro Corp.	72	7
Valero Energy Corp.	276	18

		64

Financials—9.7%
Aflac, Inc.	137	11
Allstate Corp. (The)	128	11
Aon plc	162	22
Bank of America Corp.	604	15
BB&T Corp.	197	9
Charles Schwab Corp. (The)	357	15
Chubb Ltd.	163	24
Cincinnati Financial Corp.	52	4
Citigroup, Inc.	167	11
Citizens Financial Group, Inc.	124	4
Comerica, Inc.	43	3
E*Trade Financial Corp.(2)	81	3
Fifth Third Bancorp	183	5
Gallagher (Arthur J.) & Co.	110	6
Goldman Sachs Group, Inc. (The)	109	24
Huntington Bancshares, Inc.	265	4
JPMorgan Chase & Co.	215	20
KeyCorp	261	5
Lincoln National Corp.	77	5
M&T Bank Corp.	38	6
Marsh & McLennan Cos., Inc.	317	25
MetLife, Inc.	372	20
Morgan Stanley	422	19
People’s United Financial, Inc.	84	1
PNC Financial Services Group, Inc. (The)	119	15
Principal Financial Group, Inc.	91	6
Progressive Corp. (The)	203	9
Prudential Financial, Inc.	147	16
Raymond James Financial, Inc.	38	3
Regions Financial Corp.	294	4
SunTrust Banks, Inc.	120	7
Torchmark Corp.	37	3
Travelers Cos., Inc. (The)	98	12
U.S. Bancorp	96	5
Unum Group	78	4
Wells Fargo & Co.	271	15
Willis Towers Watson plc	78	11
XL Group Ltd.	93	4
Zions Bancorporation	49	2

		388

Health Care—4.8%
Abbott Laboratories	199	10
Aetna, Inc.	57	9
Agilent Technologies, Inc.	137	8
Anthem, Inc.	46	9
Bard (C.R.), Inc.	8	3
Baxter International, Inc.	56	3
Becton, Dickinson & Co.	26	5
Boston Scientific Corp.(2)	157	4

	SHARES	VALUE
Health Care—continued
Centene Corp.(2)	30	$2
Cigna Corp.	45	8
Danaher Corp.	70	6
Edwards Lifesciences Corp.(2)	25	3
Hologic, Inc.(2)	32	1
Humana, Inc.	26	6
IDEXX Laboratories, Inc.(2)	10	2
Illumina, Inc.(2)	62	11
Intuitive Surgical, Inc.(2)	4	4
Medtronic plc	158	14
Mettler-Toledo International, Inc.(2)	11	6
PerkinElmer, Inc.	47	3
Stryker Corp.	36	5
Thermo Fisher Scientific, Inc.	166	29
UnitedHealth Group, Inc.	167	31
Varian Medical Systems, Inc.(2)	11	1
Waters Corp.(2)	34	6
Zimmer Biomet Holdings, Inc.	23	3

		192

Industrials—14.4%
3M Co.	79	16
Alaska Air Group, Inc.	59	5
Allegion plc	87	7
American Airlines Group, Inc.	240	12
Arconic, Inc.	58	1
Boeing Co. (The)	75	15
Cintas Corp.	508	64
CSX Corp.	322	18
Deere & Co.	522	65
Delta Air Lines, Inc.	348	19
Dover Corp.	56	5
Flowserve Corp.	47	2
Fortive Corp.	108	7
Fortune Brands Home & Security, Inc.	140	9
General Dynamics Corp.	37	7
General Electric Co.	1,153	31
Honeywell International, Inc.	101	13
Illinois Tool Works, Inc.	112	16
Ingersoll-Rand plc	93	9
Johnson Controls International plc	857	37
Kansas City Southern	37	4
L3 Technologies, Inc.	10	2
Lockheed Martin Corp.	33	9
Masco Corp.	293	11
Norfolk Southern Corp.	101	12
Northrop Grumman Corp.	23	6
Parker Hannifin Corp.	48	8
Pentair plc	60	4
Raytheon Co.	38	6
Republic Services, Inc.	290	19
Rockwell Collins, Inc.	21	2
Roper Technologies, Inc.	13	3
Snap-on, Inc.	21	3
Southwest Airlines Co.	293	18
Stanley Black & Decker, Inc.	55	8
Stericycle, Inc.(2)	107	8
Textron, Inc.	35	2
TransDigm Group, Inc.	7	2
Union Pacific Corp.	283	31
United Continental Holdings, Inc.(2)	136	10
United Technologies Corp.	98	12

Refer to Footnote Legend on page 11.

See Notes to Financial Statements

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Waste Management, Inc.	509	$37
Xylem, Inc.	65	4

		579

Information Technology—17.3%
Activision Blizzard, Inc.	600	35
Adobe Systems, Inc.(2)	155	22
Advanced Micro Devices, Inc.(2)	77	1
Akamai Technologies, Inc.(2)	11	1
Alliance Data Systems Corp.	7	2
Alphabet, Inc. Class A(2)	19	18
Alphabet, Inc. Class C(2)	19	17
Altaba Inc.(2)	55	3
Amphenol Corp. Class A	385	28
Analog Devices, Inc.	37	3
Apple, Inc.	384	55
Applied Materials, Inc.	816	34
Autodesk, Inc.(2)	61	6
Automatic Data Processing, Inc.	55	6
Broadcom Ltd.	40	9
CA, Inc.	27	1
Citrix Systems, Inc.(2)	49	4
Corning, Inc.	1,162	35
eBay, Inc.(2)	63	2
Electronic Arts, Inc.(2)	267	28
Facebook, Inc. Class A(2)	148	22
Fidelity National Information Services, Inc.	40	3
Fiserv, Inc.(2)	26	3
FLIR Systems, Inc.	1,840	64
Global Payments, Inc.	19	2
Hewlett Packard Enterprise Co.	121	2
HP, Inc.	124	2
Intel Corp.	475	16
Intuit, Inc.	76	10
KLA-Tencor Corp.	118	11
Lam Research Corp.	123	17
Mastercard, Inc. Class A	116	14
Microchip Technology, Inc.	22	2
Micron Technology, Inc.(2)	104	3
Microsoft Corp.	674	46
NetApp, Inc.	20	1
NVIDIA Corp.	59	9
Oracle Corp.	262	13
Paychex, Inc.	39	2
PayPal Holdings, Inc.(2)	138	7
Qorvo, Inc.(2)	13	1
QUALCOMM, Inc.	148	8
Red Hat, Inc.(2)	16	2
salesforce.com, Inc.(2)	205	18
Seagate Technology plc	22	1
Skyworks Solutions, Inc.	19	2
Symantec Corp.	54	2
Synopsys, Inc.(2)	47	3
TE Connectivity Ltd.	816	64
Texas Instruments, Inc.	100	8
Total System Services, Inc.	20	1
VeriSign, Inc.(2)	6	1
Visa, Inc. Class A	228	21
Western Digital Corp.	21	2
Western Union Co. (The)	59	1
Xerox Corp.	15	—	(3)
Xilinx, Inc.	25	2

		696

	SHARES	VALUE
Materials—7.9%
Albemarle Corp.	63	$7
Avery Dennison Corp.	107	9
Dow Chemical Co. (The)	469	30
Du Pont (E.I.) de Nemours & Co.	363	29
Eastman Chemical Co.	62	5
Ecolab, Inc.	146	19
International Flavors & Fragrances, Inc.	44	6
International Paper Co.	491	28
Martin Marietta Materials, Inc.	129	29
Nucor Corp.	1,107	64
PPG Industries, Inc.	143	16
Sealed Air Corp.	231	10
Sherwin-Williams Co. (The)	45	16
Vulcan Materials Co.	270	34
WestRock Co.	299	17

		319

Real Estate—6.3%
American Tower Corp.	125	17
CBRE Group, Inc. Class A(2)	1,734	63
Crown Castle International Corp.	105	11
Digital Realty Trust, Inc.	47	5
Equinix, Inc.	23	10
Extra Space Storage, Inc.	37	3
Host Hotels & Resorts, Inc.	3,462	63
Iron Mountain, Inc.	72	2
Prologis, Inc.	1,088	64
Public Storage	44	9
Weyerhaeuser Co.	219	7

		254

Telecommunication Services—1.6%
Level 3 Communications, Inc.(2)	1,060	63

		63

Utilities—1.6%
Ameren Corp.	71	4
CenterPoint Energy, Inc.	127	4
CMS Energy Corp.	82	4
Consolidated Edison, Inc.	90	7
Dominion Energy, Inc.	185	14
DTE Energy Co.	53	6
NiSource, Inc.	95	2
Public Service Enterprise Group, Inc.	149	6
SCANA Corp.	42	3
Sempra Energy	74	8
WEC Energy Group, Inc.	93	6

		64
TOTAL COMMON STOCKS
(Identified Cost $3,350)		3,963
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $3,350)		3,963
TOTAL INVESTMENTS—98.8%
(Identified Cost $3,350)		3,963	(1)
Other assets and liabilities, net—1.2%		47

NET ASSETS—100.0%		$4,010

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Amount is less than $500.

Country Weightings†
United States	94%
Switzerland	2
United Kingdom	2
Ireland	2
Total	100%
† % of total investments as of June 30, 2017

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,963	$3,963

Total Investments	$3,963	$3,963

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—25.5%
Amazon.com, Inc.(2)	9,530	$9,225
Ctrip.com International Ltd. ADR(2)	61,610	3,318
Home Depot, Inc. (The)	28,068	4,305
Las Vegas Sands Corp.	103,152	6,590
Netflix, Inc.(2)	33,350	4,983
NIKE, Inc. Class B	76,405	4,508
Priceline Group, Inc. (The)(2)	3,949	7,387
Ross Stores, Inc.	74,327	4,291
Starbucks Corp.	119,978	6,996
Walt Disney Co. (The)	17,100	1,817

		53,420

Consumer Staples—7.6%
Costco Wholesale Corp.	17,231	2,756
Monster Beverage Corp.(2)	143,815	7,144
Philip Morris International, Inc.	50,931	5,982

		15,882

Energy—4.4%
Cabot Oil & Gas Corp.	70,663	1,772
Core Laboratories N.V.	25,086	2,541
Pioneer Natural Resources Co.	21,180	3,380
Schlumberger Ltd.	22,939	1,510

		9,203

Financials—4.7%
Bank of America Corp.	237,070	5,751
Charles Schwab Corp. (The)	67,757	2,911
MarketAxess Holdings, Inc.	5,570	1,120

		9,782

Health Care—11.2%
BioMarin Pharmaceutical, Inc.(2)	37,416	3,398
Celgene Corp.(2)	54,819	7,119
Danaher Corp.	38,327	3,235
HealthEquity, Inc.(2)	48,120	2,398
Illumina, Inc.(2)	17,060	2,960
Zoetis, Inc.	68,414	4,268

		23,378

Industrials—5.1%
Rockwell Automation, Inc.	12,230	1,981
Roper Technologies, Inc.	17,952	4,157
Union Pacific Corp.	21,820	2,376
Westinghouse Air Brake Technologies Corporation	22,930	2,098

		10,612

Information Technology—39.2%
Accenture plc Class A	26,381	3,263
Activision Blizzard, Inc.	64,100	3,690
Alibaba Group Holding Ltd. Sponsored ADR(2)	81,738	11,517
Alphabet, Inc. Class A(2)	6,269	5,828
Amphenol Corp. Class A	81,594	6,023
CoStar Group, Inc.(2)	11,270	2,971
Facebook, Inc. Class A(2)	141,122	21,307

	SHARES	VALUE
Information Technology—continued
Gartner, Inc.(2)	21,420	$2,646
NVIDIA Corp.	30,710	4,439
Paycom Software, Inc.(2)	51,812	3,545
Visa, Inc. Class A	82,108	7,700
Workday, Inc. Class A(2)	46,220	4,483
Yandex N.V. Class A(2)	171,275	4,494

		81,906

Materials—1.8%
Ecolab, Inc.	27,944	3,710
TOTAL COMMON STOCKS
(Identified Cost $117,173)		207,893
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $117,173)		207,893
TOTAL INVESTMENTS—99.5%
(Identified Cost $117,173)		207,893	(1)
Other assets and liabilities, net—0.5%		976

NET ASSETS—100.0%		$208,869

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	91%
China	7
Russia	2
Total	100%
† % of total investments as of June 30, 2017

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$207,893	$207,893

Total Investments	$207,893	$207,893

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.1%

Consumer Discretionary—19.1%
Emerald Expositions Events, Inc.	6,490	$142
Fox Factory Holding Corp.(2)	146,425	5,213
MercadoLibre, Inc.	11,850	2,973
Ollie’s Bargain Outlet Holdings, Inc.(2)	125,000	5,325

		13,653

Consumer Staples—6.8%
Chefs’ Warehouse, Inc. (The)(2)	193,500	2,516
PriceSmart, Inc.	26,500	2,321

		4,837

Financials—14.8%
FactSet Research Systems, Inc.	13,000	2,160
Financial Engines, Inc.	17,450	639
Interactive Brokers Group, Inc. Class A	92,030	3,444
MarketAxess Holdings, Inc.	12,150	2,443
Morningstar, Inc.	23,870	1,870

		10,556

Health Care—10.4%
Abaxis, Inc.	56,900	3,017
National Research Corp. Class A	164,815	4,433

		7,450

Industrials—21.2%
AAON, Inc.	50,600	1,865
Copart, Inc.(2)	88,700	2,820
HEICO Corp. Class A	57,631	3,576
Old Dominion Freight Line, Inc.	33,000	3,143
Omega Flex, Inc.	57,399	3,696

		15,100

Information Technology—24.8%
ANSYS, Inc.(2)	16,900	2,056
Aspen Technology, Inc.(2)	49,000	2,708
Autohome, Inc. ADR(2)	107,500	4,876
Ellie Mae, Inc.(2)	20,000	2,198
Mesa Laboratories, Inc.	7,035	1,008
NVE Corp.	48,400	3,727
Paycom Software, Inc.(2)	16,500	1,129

		17,702
TOTAL COMMON STOCKS
(Identified Cost $36,009)		69,298
TOTAL LONG TERM INVESTMENTS—97.1%
(Identified Cost $36,009)		69,298
TOTAL INVESTMENTS—97.1%
(Identified Cost $36,009)		69,298	(1)
Other assets and liabilities, net—2.9%		2,043

NET ASSETS—100.0%		$71,341

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	93%
China	7
Total	100%
† % of total investments as of June 30, 2017

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$69,298	$69,298

Total Investments	$69,298	$69,298

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.2%

Consumer Discretionary—14.0%
Cheesecake Factory, Inc. (The)	58,800	$2,958
Cinemark Holdings, Inc.	91,700	3,562
Sally Beauty Holdings, Inc.(2)	124,000	2,511
Thor Industries, Inc.	35,600	3,721

		12,752

Consumer Staples—6.5%
National Beverage Corp.	42,850	4,009
WD-40 Co.	17,100	1,887

		5,896

Energy—3.4%
Core Laboratories N.V.	30,900	3,129

Financials—14.9%
Artisan Partners Asset Management, Inc. Class A	78,600	2,413
Bank of Hawaii Corp.	45,070	3,740
First Financial Bankshares, Inc.	54,870	2,425
Primerica, Inc.	36,128	2,737
RLI Corp.	40,450	2,209

		13,524

Health Care—6.6%
Anika Therapeutics, Inc.(2)	60,890	3,005
Patterson Cos., Inc.	63,200	2,967

		5,972

Industrials—22.0%
Graco, Inc.	33,392	3,649
Landstar System, Inc.	32,200	2,756
Lincoln Electric Holdings, Inc.	23,010	2,119
RBC Bearings, Inc.(2)	32,600	3,317
SiteOne Landscape Supply, Inc.(2)	71,600	3,728
Sun Hydraulics Corp.	32,570	1,390
Watsco, Inc.	19,400	2,991

		19,950

Information Technology—21.7%
American Software, Inc. Class A	139,600	1,436
Badger Meter, Inc.	80,966	3,227
Cabot Microelectronics Corp.	30,490	2,251
Cass Information Systems, Inc.	52,095	3,420
Cognex Corp.	20,940	1,778
Jack Henry & Associates, Inc.	32,300	3,355
Manhattan Associates, Inc.(2)	31,835	1,530
Monotype Imaging Holdings, Inc.	146,733	2,685

		19,682

Materials—3.5%
Scotts Miracle-Gro Co. (The)	35,878	3,210

	SHARES	VALUE
Real Estate—7.6%
HFF, Inc. Class A	84,800	$2,948
RE/MAX Holdings, Inc. Class A	71,200	3,991

		6,939
TOTAL COMMON STOCKS
(Identified Cost $63,916)		91,054
TOTAL LONG TERM INVESTMENTS—100.2%
(Identified Cost $63,916)		91,054
TOTAL INVESTMENTS—100.2%
(Identified Cost $63,916)		91,054	(1)
Other assets and liabilities, net—(0.2)%		(147)

NET ASSETS—100.0%		$90,907

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$91,054	$91,054

Total Investments	$91,054	$91,054

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Note 2.000%, 12/31/21	$1,185		$1,193
1.875%, 2/28/22	500		501
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $1,690)			1,694

MUNICIPAL BONDS—0.6%

Michigan—0.2%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	185		184

Virginia—0.4%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655		573
TOTAL MUNICIPAL BONDS (Identified Cost $827)			757

FOREIGN GOVERNMENT SECURITIES—12.3%
Argentine Republic 5.625%, 1/26/22	130		133
7.500%, 4/22/26	690		742
6.875%, 1/26/27	210		217
Series NY 8.280%, 12/31/33	562		623
7.125%, 7/6/36	265		263
7.625%, 4/22/46	150		154
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)	825		353
9.375%, 1/13/34	295		133
Federative Republic of Brazil 12.500%, 1/5/22	930	BRL	319
Treasury Note Series F, 10.000%, 1/1/23	870	BRL	260
8.500%, 1/5/24	350	BRL	105
Treasury Note Series F, 10.000%, 1/1/25	860	BRL	254
10.250%, 1/10/28	1,450	BRL	467
5.625%, 1/7/41	310		298
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	340		344
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	420		417
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300		332
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	225		219
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	280		315
144A 7.875%, 6/15/27(3)	465		483
Republic of Chile 5.500%, 8/5/20	231,500	CLP	370
Republic of Colombia 4.375%, 3/21/23	1,823,000	COP	556
9.850%, 6/28/27	283,000	COP	119
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	315		328

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Ecuador 144A 9.650%, 12/13/26(3)	$400		$401
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475		429
Republic of Ghana 144A 10.750%, 10/14/30(3)	225		279
Republic of Indonesia Series FR70, 8.375%, 3/15/24	4,196,000	IDR	342
Series FR56, 8.375%, 9/15/26	6,228,000	IDR	517
144A 4.350%, 1/8/27(3)	270		281
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		223
Republic of South Africa Series R203, 8.250%, 9/15/17	2,375	ZAR	182
Series R208, 6.750%, 3/31/21	1,410	ZAR	104
4.875%, 4/14/26	200		200
4.300%, 10/12/28	785		733
Republic of Turkey 7.375%, 2/5/25	500		579
4.875%, 10/9/26	1,110		1,094
6.000%, 3/25/27	260		277
4.875%, 4/16/43	420		372
Russian Federation 144A 7.850%, 3/10/18(3)	30,000	RUB	508
Series 6216 6.700%, 5/15/19	20,000	RUB	332
Sultanate of Oman 144A 4.750%, 6/15/26(3)	470		462
Ukraine 144A 7.750%, 9/1/22(3)	275		276
144A 7.750%, 9/1/26(3)	400		389
United Mexican States Series M, 6.500%, 6/9/22	6,713	MXN	368
4.150%, 3/28/27	275		285
4.750%, 3/8/44	164		164
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $17,351)			16,601

MORTGAGE-BACKED SECURITIES—15.6%

Agency—4.1%
FNMA 3.000%, 4/1/43	454		456
3.000%, 5/1/43	213		214
3.000%, 5/1/43	851		855
3.500%, 1/1/45	186		190
3.500%, 5/1/45	280		288
3.500%, 8/1/45	1,345		1,529
3.000%, 12/1/45	688		687
3.500%, 1/1/46	547		562
3.500%, 1/1/46	682		700

			5,481

Non-Agency—11.5%
American Homes 4 Rent Trust 14-SFR2, C 144A 4.705%, 10/17/36(3)	435		462

	PAR VALUE	VALUE
Non-Agency—continued
15-SFR2, C 144A 4.691%, 10/17/45(3)	$340	$362
15-SFR1, A 144A 3.467%, 4/17/52(3)	327	337
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.144%, 6/25/33(2)	325	323
03-10, AF6 5.210%, 11/25/33(2)	6	6
AMSR Trust 16-SFR1, D 144A 3.609%, 11/17/33(2)(3)	335	340
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	107	107
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.109%, 7/25/35(2)	423	438
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	174	180
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	295	298
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	281	283
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)	275	285
17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	203	212
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	130	134
17-SPL3, B1 144A 4.250%, 11/28/53(2)(3)	300	314
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	252	257
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	83	82
15-A, A1 144A 3.500%, 6/25/58(2)(3)	239	244
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	255	255
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(2)(3)	335	335
COLT Mortgage Loan Trust Funding LLC 17-1, A3 144A 3.074%, 5/27/47(2)(3)	307	309
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.842%, 4/25/44(2)(3)	133	138

Refer to Footnote Legend on page 22.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	$123	$117
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	135	126
Deephaven Residential Mortgage Trust 17-1A, A2 144A 2.928%, 12/26/46(2)(3)	88	88
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	290	295
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(2)(3)	241	243
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	122	123
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 3.305%, 4/25/34(2)	192	192
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM, 6.084%, 6/11/50(2)	825	834
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	6	6
JPMorgan Chase Commercial Mortgage Securities Trust 06-LDP7, AM 6.139%, 4/17/45(2)	17	17
07-LDPX, AM 5.464%, 1/15/49(2)	102	102
JPMorgan Chase Mortgage Trust 05-A1, 4A1 3.529%, 2/25/35(2)	16	16
05-A4, 3A1 3.319%, 7/25/35(2)	17	17
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	331	341
16-1, M2 144A 3.750%, 4/25/45(2)(3)	323	328
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	189	192
16-2, M2 144A 3.750%, 12/25/45(2)(3)	398	404
16-1, A3 144A 3.500%, 5/25/46(2)(3)	214	217
16-5, A1 144A 2.605%, 12/25/46(2)(3)	516	515
MASTR Alternative Loan Trust
05-5, 2A3 5.500%, 7/25/25	149	149
04-6, 7A1 6.000%, 7/25/34	267	268
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	212	219
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(2)(3)	245	240

	PAR VALUE	VALUE
Non-Agency—continued
Morgan Stanley - Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	$125	$133
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	336	346
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	270	278
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	241	247
16-4A, B1A 144A 4.500%, 11/25/56(2)(3)	303	314
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	260	270
Pretium Mortgage Credit Partners I LLC 17-NPL2, A1, 144A 3.250%, 3/28/57(2)(3)	247	248
Residential Asset Mortgage Products Trust 04-SL1, A8 6.500%, 11/25/31	26	27
05-SL2, A4 7.500%, 2/25/32	168	167
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	247	249
Sequoia Mortgage Trust 13-8, B1 3.533%, 6/25/43(2)	195	196
14-2, A1 144A 4.000%, 7/25/44(2)(3)	118	120
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 3.449%, 4/25/34(2)	187	186
Towd Point Mortgage Trust 15-1, A2 144A 3.250%, 10/25/53(2)(3)	255	255
15-6, M1 144A 3.750%, 4/25/55(2)(3)	130	131
15-5, A2 144A 3.500%, 5/25/55(2)(3)	315	322
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	855	855
Vericrest Opportunity Loan Trust LLC 17-NPL3, A1, 144A 3.500%, 3/25/47(2)(3)	252	253
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	150	151

		15,498
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $20,647)		20,979

ASSET-BACKED SECURITIES—3.7%
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	325	326
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	365	364

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	$156	$160
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	252	250
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)	245	247
15-2A, C 144A 3.900%, 3/15/21(3)	380	386
14-3A, D 144A 5.690%, 4/15/21(3)	410	424
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	564	565
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	400	401
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(3)	305	313
16-3, D 144A 3.890%, 11/15/22(3)	400	404
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	325	327
Sofi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(3)	188	189
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	265	268
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	355	356
TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,949)		4,980

CORPORATE BONDS AND NOTES—50.7%

Consumer Discretionary—4.7%
American Greetings Corp. 144A 7.875%, 2/15/25(3)	125	135
Cablevision Systems Corp. 5.875%, 9/15/22	290	305
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	59	76
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	105	108
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	295	320
CalAtlantic Group, Inc. 5.250%, 6/1/26	140	145
5.000%, 6/15/27	215	215
Century Communities, Inc. 144A 5.875%, 7/15/25(3)	285	284

Refer to Footnote Legend on page 22.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Charter Communications Operating LLC 4.908%, 7/23/25	$340	$367
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	35	35
Series A 7.625%, 3/15/20	250	246
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	200	201
Eldorado Resorts, Inc. 144A 6.000%, 4/1/25(3)	40	42
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	250	260
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	110	112
Hilton Worldwide Finance LLC 144A 4.625%, 4/1/25(3)	55	57
144A 4.875%, 4/1/27(3)	55	58
Horton (D.R.), Inc. 4.750%, 2/15/23	260	281
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	55	59
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	210	203
MDC Holdings, Inc. 5.500%, 1/15/24	295	312
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	150	138
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	125	130
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	300	319
SFR Group S.A. 144A 7.375%, 5/1/26(3)	200	217
Signet UK Finance plc 4.700%, 6/15/24	325	316
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	150	159
TRI Pointe Group, Inc. 5.875%, 6/15/24	270	285
Vista Outdoor, Inc. 5.875%, 10/1/23	275	283
VTR Finance BV 144A 6.875%, 1/15/24(3)	345	366
Wyndham Worldwide Corp. 4.500%, 4/1/27	325	335

		6,369

Consumer Staples—1.2%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	125	132
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	175	182
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	140	140
MARB BondCo plc 144A 7.000%, 3/15/24(3)	260	251

	PAR VALUE	VALUE
Consumer Staples—continued
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	$115	$115
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	235	235
144A 5.750%, 3/1/27(3)	80	82
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	245	242
Tops Holding LLC 144A 8.000%, 6/15/22(3)	250	205

		1,584

Energy—10.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	193	203
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	160	161
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	130	130
Anadarko Finance Co. Series B 7.500%, 5/1/31	160	200
Anadarko Petroleum Corp. 6.600%, 3/15/46	200	247
Antero Resources Corp. 5.625%, 6/1/23	165	167
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	125	126
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	280	269
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	260	290
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	270	265
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21(10)	375	144
CONSOL Energy, Inc. 5.875%, 4/15/22	110	108
Continental Resources, Inc. 4.500%, 4/15/23	145	138
Denbury Resources, Inc. 5.500%, 5/1/22	150	84
Ecopetrol S.A. 5.875%, 9/18/23	285	312
5.375%, 6/26/26	725	754
Encana Corp. 3.900%, 11/15/21	150	153
8.125%, 9/15/30	155	197
EP Energy LLC 6.375%, 6/15/23	155	91
144A 8.000%, 11/29/24(3)	180	180
FTS International, Inc. 6.250%, 5/1/22	175	142
Gazprom Neft OAO (Via GPN Capital) 144A 6.000%, 11/27/23(3)(7)	335	365
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	205	206

	PAR VALUE	VALUE
Energy—continued
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	$220	$231
HollyFrontier Corp. 5.875%, 4/1/26	360	382
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	260	282
Kinder Morgan, Inc. 7.750%, 1/15/32	400	503
Matador Resources Co. 6.875%, 4/15/23	330	342
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	190	173
MPLX LP 4.875%, 12/1/24	405	432
Nabors Industries, Inc. 144A 5.500%, 1/15/23(3)	340	322
NGL Energy Partners LP 5.125%, 7/15/19	335	332
Noble Holding International Ltd. 7.750%, 1/15/24	140	110
NuStar Logistics LP 5.625%, 4/28/27	115	121
Oasis Petroleum, Inc. 6.875%, 1/15/23	265	256
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)(10)	492	165
Parker Drilling Co. 7.500%, 8/1/20	365	318
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	30	30
Pertamina Persero PT 144A 5.625%, 5/20/43(3)	370	383
Petrobras Global Finance BV 5.375%, 1/27/21	155	158
8.375%, 5/23/21	155	174
8.750%, 5/23/26	605	696
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)	650	243
Petroleos Mexicanos 6.875%, 8/4/26	755	837
6.500%, 6/2/41	220	218
5.500%, 6/27/44	200	177
Regency Energy Partners LP 5.000%, 10/1/22	425	456
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	275	275
SM Energy Co. 6.125%, 11/15/22	160	152
6.500%, 1/1/23	150	143
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	265	287
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	320	337
Transocean, Inc. 144A 9.000%, 7/15/23(3)	95	99
6.800%, 3/15/38	85	62

Refer to Footnote Legend on page 22.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
Ultra Resources, Inc. 144A 6.875%, 4/15/22(3)	$16		$16
144A 7.125%, 4/15/25(3)	51		50
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	80		84
YPF S.A. 144A 8.500%, 3/23/21(3)	180		200

			13,978

Financials—14.5%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	150		156
Akbank TAS 144A 7.500%, 2/5/18(3)	935	TRY	259
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	365		400
Ally Financial, Inc. 5.750%, 11/20/25	200		211
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		447
Ares Capital Corp. 3.625%, 1/19/22	210		212
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335		346
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		468
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	330		351
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520		573
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390		405
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200		204
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	155		171
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505		523
Bancolombia S.A. 5.125%, 9/11/22	545		570
Bank of America Corp. 4.200%, 8/26/24	458		475
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390		418
Barclays Bank plc 144A 6.050%, 12/4/17(3)	435		442
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	70,000	CLP	109
Brookfield Finance LLC 4.000%, 4/1/24	232		238
Capital One Financial Corp. 3.750%, 7/28/26	405		395
Citizens Financial Group, Inc. 5.500%(2)(5)(6)	300		314
Compass Bank 3.875%, 4/10/25	380		379

	PAR VALUE	VALUE
Financials—continued
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	$535	$535
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	444
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475	492
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	138
FS Investment Corp. 4.250%, 1/15/20	230	235
4.750%, 5/15/22	50	51
Genworth Holdings, Inc. 4.900%, 8/15/23	230	191
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	335	361
HBOS plc 144A 6.750%, 5/21/18(3)	200	208
Huntington National Bank (The) 6.600%, 6/15/18	250	257
ICAHN Enterprises LP 6.000%, 8/1/20	160	165
5.875%, 2/1/22	200	205
6.250%, 2/1/22	50	52
ING Groep N.V. 6.000%(2)(5)(6)	275	281
iStar, Inc. 5.000%, 7/1/19	140	141
6.000%, 4/1/22	110	113
Jefferies Group LLC 5.125%, 1/20/23	165	180
4.850%, 1/15/27	60	63
JPMorgan Chase & Co. 2.950%, 10/1/26	475	458
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	435
Korea Finance Corp. 4.625%, 11/16/21	400	432
Leucadia National Corp. 5.500%, 10/18/23	250	268
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	32
Lincoln National Corp. 3.196%, 4/20/67(2)(6)	365	334
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600	666
Navient Corp. 7.250%, 9/25/23	85	91
6.750%, 6/25/25	215	222
NUVEEN FINANCE LLC (Teachers Insurance & Annuity Association Asset Management Finance Co., LLC) 144A 4.125%, 11/1/24(3)	350	362
OM Asset Management plc 4.800%, 7/27/26	270	272
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	610	651
Prudential Financial, Inc. 5.875%, 9/15/42(2)	405	451

	PAR VALUE	VALUE
Financials—continued
Santander Bank NA 8.750%, 5/30/18	$200	$212
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(3)	195	198
Sberbank of Russia 144A 5.500%, 2/26/24(2)(3)(7)	315	320
Springleaf Finance Corp. 6.125%, 5/15/22	75	79
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	335	336
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360	364
Toronto-Dominion Bank (The) 3.625%, 9/15/31(2)	135	134
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	350	355
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	405	404
Voya Financial, Inc. 5.650%, 5/15/53(2)	290	308

		19,562

Health Care—3.5%
Abbott Laboratories 3.750%, 11/30/26	405	413
Becton Dickinson & Co. 3.363%, 6/6/24	71	71
3.700%, 6/6/27	420	421
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	50	51
Community Health Systems, Inc. 6.875%, 2/1/22	75	66
6.250%, 3/31/23	80	83
Concordia International Corp. 144A 9.000%, 4/1/22(3)	65	49
DJO Finco, Inc. (DJO Finance LLC) 144A 8.125%, 6/15/21(3)	135	126
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(17)	150	154
Endo Dac 144A 6.000%, 7/15/23(3)	100	84
Endo Dac (Endo Finance LLC) (Endo Finco, Inc.) 144A 6.000%, 2/1/25(3)	190	155
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	60	64
HCA, Inc. 5.250%, 6/15/26	130	140
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	170	184
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	170	175
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	205	219
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	205	196
Owens & Minor, Inc. 3.875%, 9/15/21	75	77
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	265	287
144A 6.750%, 7/1/25(3)	50	51

Refer to Footnote Legend on page 22.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	$165	$160
Tenet Healthcare Corp. 4.746%, 6/15/20(2)	70	71
144A 7.500%, 1/1/22(3)	10	11
8.125%, 4/1/22	125	133
144A 4.625%, 7/15/24(3)	31	31
THC Escrow Corp. III 144A 4.625%, 7/15/24(3)	39	39
144A 5.125%, 5/1/25(3)	135	135
144A 7.000%, 8/1/25(3)	220	219
Valeant Pharmaceuticals International, Inc. 144A 6.375%, 10/15/20(3)	145	140
144A 7.500%, 7/15/21(3)	50	48
144A 6.500%, 3/15/22(3)	20	21
144A 5.875%, 5/15/23(3)	205	176
144A 7.000%, 3/15/24(3)	30	32
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	405	409

		4,691

Industrials—3.5%
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	140	140
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	270	287
CNH Industrial N.V. 4.500%, 8/15/23	238	253
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	235
Embraer Netherlands Finance BV 5.400%, 2/1/27	150	157
GATX Corp. 3.250%, 9/15/26	60	58
Great Lakes Dredge & Dock Corp 144A 8.000%, 5/15/22(3)	135	137
Hertz Corp. (The) 144A 7.625%, 6/1/22(3)	190	189
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	130	125
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	254
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	265	270
Masco Corp. 5.950%, 3/15/22	296	334
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	20	22
Owens Corning 3.400%, 8/15/26	330	325
Park Aerospace Holdings Ltd. 144A 5.250%, 8/15/22(3)	40	42
144A 5.500%, 2/15/24(3)	135	141
Pitney Bowes, Inc. 3.875%, 5/15/22	391	391
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	130	141
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	65	69

	PAR VALUE	VALUE
Industrials—continued
TransDigm, Inc. 6.500%, 5/15/25	$90	$92
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	723	784
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	257	266

		4,712

Information Technology—1.5%
Arrow Electronics, Inc. 3.875%, 1/12/28	340	339
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	155	146
Broadcom Corp. 144A 3.000%, 1/15/22(3)	105	106
144A 3.625%, 1/15/24(3)	260	266
Dell International LLC 144A 5.450%, 6/15/23(3)	70	76
144A 8.100%, 7/15/36(3)	140	176
Flex Ltd. 4.750%, 6/15/25	375	398
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	265	282
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	260	260

		2,049

Materials—5.7%
AK Steel Corp. 7.500%, 7/15/23	130	140
7.000%, 3/15/27	195	201
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	200	206
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	625	669
ArcelorMittal 6.125%, 6/1/25	300	336
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	330	346
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	225	257
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	150	158
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	300	300
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	184
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	344
Fortescue Metals Group Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	130	148
Freeport-McMoRan, Inc. 3.550%, 3/1/22	120	112
3.875%, 3/15/23	145	135

	PAR VALUE	VALUE
Materials—continued
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	$230	$246
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	390	384
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	345	356
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	300	311
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	390	409
NOVA Chemicals Corp. 144A 4.875%, 6/1/24(3)	130	130
144A 5.000%, 5/1/25(3)	300	298
OCP SA 144A 5.625%, 4/25/24(3)	320	346
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	195	219
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	325	325
Severstal OAO 144A 5.900%, 10/17/22(3)(7)	260	283
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	175	187
Vale Overseas Ltd. 5.875%, 6/10/21	205	220
6.250%, 8/10/26	135	146
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	207
Venator Finance S.a.r.l (Venator Materials Corp.) 144A 5.750%, 7/15/25(3)	55	56

		7,659

Real Estate—1.8%
EPR Properties 4.750%, 12/15/26	130	134
4.500%, 6/1/27	205	206
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	200	207
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180	178
Hospitality Properties Trust 4.950%, 2/15/27	195	204
MPT Operating Partnership LP 5.500%, 5/1/24	165	172
Physicians Realty LP 4.300%, 3/15/27	330	334
Select Income REIT 4.500%, 2/1/25	385	386
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	325	323
WP Carey, Inc. 4.600%, 4/1/24	345	359

		2,503

Refer to Footnote Legend on page 22.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—2.1%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	$104
AT&T, Inc. 4.250%, 3/1/27	$195		202
5.250%, 3/1/37	65		69
4.800%, 6/15/44	265		263
5.650%, 2/15/47	135		149
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	100		108
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345		323
Frontier Communications Corp. 6.250%, 9/15/21	135		120
10.500%, 9/15/22	135		129
GTH Finance BV 144A 7.250%, 4/26/23(3)	300		331
Qwest Corp. 7.250%, 9/15/25	185		205
Sprint Communications, Inc. 6.000%, 11/15/22	90		95
Sprint Corp. 7.875%, 9/15/23	90		103
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(3)	200		202
Verizon Communications, Inc. 4.125%, 3/16/27	395		408

			2,811

Utilities—1.8%
AmeriGas Partners LP 5.500%, 5/20/25	110		112
Dynegy, Inc. 7.375%, 11/1/22	225		222
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	250		255
Exelon Corp. 3.497%, 6/1/22	540		554
Ferrellgas Partners LP 144A 8.625%, 6/15/20(3)	50		47
6.750%, 6/15/23	270		251
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375		351
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300		335
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	45		44
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	285		297
Texas Competitive Electric Escrow 144A 11.500%, 10/1/20(3)(10)(14)(18)	396		—	(15)
Vistra Operations Company LLC (Texas Competitive Electric Holdings Co. LLC) 10.250%, 10/1/15(10)(14)(18)	465		—	(15)

			2,468
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $67,793)			68,386

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—8.5%

Consumer Discretionary—2.1%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien, 4.420%, 7/23/21	$140	$134
Second Lien, 7.796%, 7/25/22	280	267
Affinity Gaming (Affinity Gaming LLC) 4.726%, 7/1/23	364	366
Bass Pro Group LLC 6.296%, 12/15/23	205	199
Caesars Entertainment Operating Co., Inc. Tranche B-6, 1.500%, 3/1/20(11)	243	288
0.000%, 4/4/24(8)	50	50
Caesars Entertainment Resort Properties LLC Tranche B 4.545%, 10/11/20	268	269
Caesars Growth Properties Holdings LLC Tranche 2017, First Lien, 4.226%, 5/8/21	125	126
Gateway Casinos & Entertainment Ltd. Tranche B-1, 5.046%, 2/22/23	45	45
Harbor Freight Tools USA, Inc. 2016 4.476%, 8/18/23	150	150
Laureate Education, Inc. Tranche 2024 5.726%, 4/26/24	152	152
Leslies Poolmart, Inc. Tranche B-1, 4.871%, 8/16/23	107	108
Playa Resorts Holding B.V. 4.170%, 4/29/24	50	50
Seminole Tribe of Florida Tranche B, 0.000%, 6/26/24(8)	220	220
U.S. Farathane LLC Tranche B-3, 5.296%, 12/23/21	168	170
UFC Holdings LLC First Lien, 4.470%, 8/18/23	176	176
Vivid Seats LLC Tranche B 0.000%, 6/23/24(8)	85	85

		2,855

Consumer Staples—0.7%
Albertson’s LLC 2017-1, Tranche B-4 3.976%, 8/25/21	228	225
Chobani LLC First Lien, 5.476%, 10/10/23	69	69
Galleria Co. Tranche B, 4.250%, 9/29/23	100	101
JBS USA Lux S.A. 5.750%, 10/30/22	90	87

	PAR VALUE	VALUE
Consumer Staples—continued
Milk Specialties Co. 5.296%, 8/16/23	$198	$199
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	160	159

		840

Energy—0.8%
California Resources Corp. 11.534%, 12/31/21	190	200
Chesapeake Energy Corp. Tranche A, 8.686%, 8/23/21	44	46
Contura Energy, Inc. 6.230%, 3/18/24	135	131
Jonah Energy LLC Second Lien, 7.726%, 5/12/21	206	196
Paragon Offshore Finance Co. 6.000%, 7/16/21(19)	187	72
Peabody Energy Corp. 2017, 5.726%, 3/31/22	155	154
Seadrill Operating LP 4.296%, 2/21/21	242	154
Ultra Resources, Inc. 4.117%, 4/12/24	140	139

		1,092

Financials—0.4%
Focus Financial Partners LLC 0.000%, 5/22/24(8)	35	35
Fortress Investment Group LLC 0.000%, 6/10/22(8)	80	81
Lonestar Intermediate Super Holdings LLC 10.226%, 8/31/21	200	206
Walter Investment Management Corp. Tranche B, 4.976%, 12/18/20	295	267

		589

Health Care—0.9%
21st Century Oncology Holdings, Inc. Tranche B, 7.425%, 4/30/22(19)	42	39
American Renal Associates, Inc. Tranche B 4.466%, 6/14/24	78	77
Change Healthcare Holdings, Inc. 3.976%, 3/1/24	115	115
Endo Luxembourg Finance Co. S.a.r.l 5.500%, 4/29/24	95	96
Envision Healthcare Corp. 4.300%, 12/1/23	38	38
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	64	64
lasis Healthcare LLC Tranche B-3, 5.296%, 2/17/21	10	10

Refer to Footnote Legend on page 22.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
MMM Holdings, Inc. 10.250%, 6/30/19	$91	$90
MPH Acquisition Holdings LLC 4.296%, 6/7/23	73	73
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	66	65
NVA Holdings, Inc. Second Lien, 8.296%, 8/14/22	183	184
Quorum Health Corp. 7.976%, 4/29/22	113	114
U.S. Renal Care, Inc. First Lien, 5.546%, 12/30/22	203	196

		1,161

Industrials—0.7%
84 Lumber Co. 6.966%, 10/25/23	128	129
Navistar, Inc. Tranche B, 5.090%, 8/7/20	139	140
PAE Holding Corp. First Lien, 6.726%, 10/20/22	120	121
Sedgwick Claims Management Services, Inc. Second Lien, 6.952%, 2/28/22	340	341
TransDigm, Inc. Tranche F, 0.000%, 6/9/23(8)	205	205
Zodiac Pool Solutions LLC Tranche B-1, First Lien 5.296%, 12/20/23	75	75

		1,011

Information Technology—1.1%
Applied Systems, Inc. Second Lien, 7.796%, 1/24/22	76	77
Blackboard, Inc. Tranche B-4, First Lien, 6.158%, 6/30/21	218	217
Everi Payments, Inc. Tranche B, 5.754%, 5/9/24	65	65
First Data Corp. Tranche 2022-D, 3.466%, 7/8/22	328	327
Kronos, Inc. Second Lien, 9.420%, 11/1/24	84	87
NAB Holdings LLC 0.000%, 6/14/24(8)	100	100
Presidio LLC Tranche B, 4.525%, 2/2/22	173	173
Rackspace Hosting, Inc. 2017 Refinancing Tranche B, First Lien 4.172%, 11/3/23	108	108
Sungard Availability Services Capital, Inc. Tranche B, 6.226%, 3/29/19	195	193
Veritas US, Inc. Tranche B 5.796%, 1/27/23	177	178

		1,525

	PAR VALUE		VALUE
Materials—0.9%
Anchor Glass Container Corp.
First Lien, 6.577%, 12/7/23	$75		$75
Second Lien, 8.810%, 12/7/24	58		59
CPG International LLC (CPG International, Inc.) 5.046%, 5/5/24	195		196
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	358		304
KMG Chemicals, Inc. 5.409%, 6/15/24	45		45
MacDermid, Inc. Tranche B-5, 4.726%, 6/7/20	154		155
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	130		131
Omnova Solutions, Inc. Tranche B-2, 5.476%, 8/25/23	197		198
PQ Corp. Tranche B-1, 5.476%, 11/4/22	43		43

			1,206

Real Estate—0.0%
Capital Automotive LP Tranche B, Second Lien, 7.220%, 3/24/25	65		66

Telecommunication Services—0.3%
Digicel International Finance Ltd. Tranche B, First Lien 4.940%, 5/27/24	20		20
Securus Technologies Holdings, Inc. 0.000%, 6/20/24(8)	180		180
Second Lien, 0.000%, 6/20/25(8)	150		150

			350

Utilities—0.6%
APLP Holdings LP 5.476%, 4/13/23	281		282
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(8)	240		240
Helix Gen Funding LLC 4.960%, 6/3/24	10		10
Talen Energy Supply LLC 5.226%, 4/15/24	125		115
Vistra Operations Co. LLC 3.976%, 8/4/23	149		148
Tranche C, 3.977%, 8/4/23	34		33

			828
TOTAL LOAN AGREEMENTS (Identified Cost $11,662)			11,523

	SHARES

PREFERRED STOCKS—3.5%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	440	(9)	450

	SHARES		VALUE
Financials—2.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	290	(9)	$303
Citigroup, Inc. Series J, 7.125%(2)	15,800		472
Citigroup, Inc. Series T, 6.250%(2)	335	(9)	372
JPMorgan Chase & Co. Series Z, 5.300%(2)	70	(9)	73
KeyCorp Series D, 5.000%(2)	340	(9)	346
M&T Bank Corp. Series F, 5.125%(2)	160	(9)	166
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405	(9)	412
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	405	(9)	417
Wells Fargo & Co. Series K, 7.980%(2)	440	(9)	459
Zions Bancorp 6.950%(2)	14,965		445

			3,465

Industrials—0.6%
General Electric Co. Series D, 5.000%(2)	792	(9)	841
TOTAL PREFERRED STOCKS (Identified Cost $4,407)			4,756

COMMON STOCKS—0.1%

Consumer Discretionary—0.0%
Mark IV Industries(16)	828		26

Energy—0.0%
Frontera Energy Corp.(16)	1,339		35

Utilities—0.1%
Vistra Energy Corp.	7,753		130
TOTAL COMMON STOCKS
(Identified Cost $176)			191

AFFILIATED MUTUAL FUND—2.3%
Virtus Newfleet Credit Opportunities Fund Class R6(13)	310,156		3,077
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,100)			3,077

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(14)	7,753		8
TOTAL RIGHTS (Identified Cost $7)			8
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $132,609)			132,952	(12)
TOTAL INVESTMENTS—98.6% (Identified Cost $132,609)			132,952	(1)
Other assets and liabilities, net—1.4%			1,861

NET ASSETS—100.0%			$134,813

Refer to Footnote Legend on page 22.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $56,355 or 41.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(14)	Illiquid security.
(15)	Amount is less than $500.
(16)	Non-income producing.
(17)	100% of the income received was in cash.
(18)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(19)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	65%
Turkey	3
Brazil	3
Mexico	3
Argentina	2
Colombia	2
Canada	2
Other	20
Total	100%
† % of total investments as of June 30, 2017

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$4,980	$—	$4,980	$—
Corporate Bonds and Notes	68,386	—	68,386	—	*
Foreign Government Securities	16,601	—	16,601	—
Loan Agreements	11,523	—	11,523	—
Mortgage-Backed Securities	20,979	—	20,979	—
Municipal Bonds	757	—	757	—
U.S. Government Securities	1,694	—	1,694	—
Equity Securities:
Common Stocks	191	165	—	26
Preferred Stocks	4,756	917	3,839	—
Rights	8	—	—	8
Affiliated Mutual Fund	3,077	3,077	—	—

Total Investments	$132,952	$4,159	$128,759	$34

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

*	Amount is less than $500.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Corporate Bonds and Notes		Common Stocks	Loan Agreements	Asset-Backed Securities	Rights
Beginning Balance December 31, 2016:	$295	$—		$21	$3	$258	$13
Accrued Discount/(Premium)	—	—		—	—	—	—
Realized Gain (Loss)	(193)	—		—	(195)	2	—
Change in Unrealized Appreciation (Depreciation)(b)	191	—	(a)	5	192	(8)	2
Purchases	—	—		—	—	—	—
(Sales)(c)	(259)	—		—	—	(252)	(7)
Transfers into Level 3(d)	—	—		—	—	—	—
Transfers from Level 3(d)	—	—		—	—	—	—

Ending Balance June 30, 2017	$34	$—	(a)	$26	$—	$—	$8

The Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

(a)	Amount is less than $500.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of June 30, 2017 was $7.
(c)	Includes paydowns on securities.
(d)	“Transfers into and/or from” Level 3 represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.4%

Consumer Discretionary—11.9%
Advance Auto Parts, Inc.	360	$42
Amazon.com, Inc.(2)(4)	1,964	1,901
AutoNation, Inc.(2)	315	13
AutoZone, Inc.(2)	140	80
Bed Bath & Beyond, Inc.	724	22
Best Buy Co., Inc.	1,310	75
BorgWarner, Inc.	976	41
CarMax, Inc.(2)	907	57
Carnival Corp.	2,064	135
CBS Corp. Class B	1,846	118
Charter Communications, Inc. Class A(2)	1,062	358
Chipotle Mexican Grill, Inc.(2)	139	58
Coach, Inc.	1,378	65
Comcast Corp. Class A(4)	23,646	920
Darden Restaurants, Inc.	604	55
Delphi Automotive plc	1,322	116
Discovery Communications, Inc. Class A(2)	747	19
Discovery Communications, Inc. Class C(2)	1,054	27
DISH Network Corp. Class A(2)	1,145	72
Dollar General Corp.	1,246	90
Dollar Tree, Inc.(2)	1,152	81
Expedia, Inc.	597	89
Foot Locker, Inc.	643	32
Ford Motor Co.(4)	18,916	212
Gap, Inc. (The)	1,082	24
Garmin Ltd.	560	29
General Motors Co.(4)	6,602	231
Genuine Parts Co.	728	67
Goodyear Tire & Rubber Co. (The)	1,230	43
H&R Block, Inc.	1,007	31
Hanesbrands, Inc.	1,826	42
Harley-Davidson, Inc.	868	47
Hasbro, Inc.	551	61
Hilton Worldwide Holdings, Inc.	104	6
Home Depot, Inc. (The)(4)	5,968	915
Horton (D.R.), Inc.	1,678	58
Interpublic Group of Cos., Inc. (The)	1,934	48
Kohl’s Corp.	865	33
L Brands, Inc.	1,172	63
Leggett & Platt, Inc.	658	35
Lennar Corp. Class A	996	53
LKQ Corp.(2)	1,494	49
Lowe’s Cos., Inc.(4)	4,240	329
Macy’s, Inc.	1,496	35
Marriott International, Inc. Class A	1,559	156
Mattel, Inc.	1,656	36
McDonald’s Corp.(4)	4,028	617
Michael Kors Holdings Ltd.(2)	791	29
Mohawk Industries, Inc.(2)	312	75
Netflix, Inc.(2)	2,148	321
Newell Brands, Inc.	2,371	127
News Corp. Class A	1,907	26
News Corp. Class B	731	10
NIKE, Inc. Class B(4)	6,443	380
Nordstrom, Inc.	556	27
O’Reilly Automotive, Inc.(2)	447	98

	SHARES	VALUE
Consumer Discretionary—continued
Omnicom Group, Inc.	1,148	$95
Priceline Group, Inc. (The)(2)(4)	243	454
PulteGroup, Inc.	1,417	35
PVH Corp.	384	44
Ralph Lauren Corp.	272	20
Ross Stores, Inc.	1,940	112
Royal Caribbean Cruises Ltd.	828	90
Scripps Networks Interactive, Inc. Class A	471	32
Signet Jewelers Ltd.	332	21
Staples, Inc.	3,120	31
Starbucks Corp.(4)	7,191	419
Target Corp.(4)	2,708	142
TEGNA, Inc.	948	14
Tiffany & Co.	530	50
Time Warner, Inc.(4)	3,766	378
TJX Cos., Inc. (The)	3,183	230
Tractor Supply Co.	634	34
TripAdvisor, Inc.(2)	554	21
Twenty-First Century Fox, Inc. Class A(4)	5,110	145
Twenty-First Century Fox, Inc. Class B(4)	2,374	66
Ulta Salon Cosmetics & Fragrance, Inc.(2)	285	82
Under Armour, Inc. Class A(2)	907	20
Under Armour, Inc. Class C(2)	903	18
VF Corp.	1,609	93
Viacom, Inc. Class B	1,733	58
Walt Disney Co. (The)(4)	7,146	759
Whirlpool Corp.	363	70
Wyndham Worldwide Corp.	526	53
Wynn Resorts Ltd.	398	53
Yum! Brands, Inc.	1,651	122

		12,540

Consumer Staples—8.9%
Altria Group, Inc.(4)	9,548	711
Archer-Daniels-Midland Co.	2,846	118
Brown-Forman Corp. Class B	892	43
Campbell Soup Co.	989	52
Church & Dwight Co., Inc.	1,260	65
Clorox Co. (The)	652	87
Coca-Cola Co. (The)(4)	19,080	856
Colgate-Palmolive Co.(4)	4,382	325
Conagra Brands, Inc.	2,111	76
Constellation Brands, Inc. Class A	847	164
Costco Wholesale Corp.(4)	2,178	348
Coty, Inc. Class A	2,297	43
CVS Health Corp.(4)	5,085	409
Dr. Pepper Snapple Group, Inc.	925	84
Estee Lauder Cos., Inc. (The) Class A	1,117	107
General Mills, Inc.	2,918	162
Hershey Co. (The)	700	75
Hormel Foods Corp.	1,387	47
J.M. Smucker Co. (The)	589	70
Kellogg Co.	1,264	88
Kimberly-Clark Corp.	1,779	230
Kraft Heinz Co.(The)(4)	2,980	255
Kroger Co. (The)	4,592	107
McCormick & Co., Inc.	589	57
Molson Coors Brewing Co. Class B	936	81

	SHARES	VALUE
Consumer Staples—continued
Mondelez International, Inc. Class A(4)	7,555	$326
Monster Beverage Corp.(2)	2,050	102
PepsiCo, Inc.(4)	6,733	778
Philip Morris International, Inc.(4)	7,697	904
Procter & Gamble Co. (The)(4)	12,666	1,104
Reynolds American, Inc.	4,137	269
Sysco Corp.	2,448	123
Tyson Foods, Inc. Class A	1,444	90
Wal-Mart Stores, Inc.(4)	7,408	561
Walgreens Boots Alliance, Inc.(4)	4,150	325
Whole Foods Market, Inc.	1,582	67

		9,309

Energy—5.1%
Anadarko Petroleum Corp.	2,356	107
Apache Corp.	1,647	79
Baker Hughes, Inc.	1,859	101
Cabot Oil & Gas Corp.	2,052	51
Chesapeake Energy Corp.(2)	3,264	16
Chevron Corp.(4)	8,281	864
Cimarex Energy Co.	411	39
Concho Resources, Inc.(2)	634	77
ConocoPhillips(4)	5,375	236
Devon Energy Corp.	2,194	70
EOG Resources, Inc.	2,490	225
EQT Corp.	760	45
Exxon Mobil Corp.(4)	18,338	1,480
Halliburton Co.(4)	3,744	160
Helmerich & Payne, Inc.	468	25
Hess Corp.	1,152	51
Kinder Morgan, Inc.(4)	8,399	161
Marathon Oil Corp.	3,626	43
Marathon Petroleum Corp.	2,342	123
Murphy Oil Corp.	682	18
National Oilwell Varco, Inc.	1,622	53
Newfield Exploration Co.(2)	838	24
Noble Energy, Inc.	1,951	55
Occidental Petroleum Corp.(4)	3,325	199
ONEOK, Inc.	908	47
Phillips 66	1,923	159
Pioneer Natural Resources Co.	727	116
Range Resources Corp.	798	19
Schlumberger Ltd.(4)	6,066	399
TechnipFMC plc(2)	2,041	56
Tesoro Corp.	517	48
Transocean Ltd.(2)	1,675	14
Valero Energy Corp.	1,981	134
Williams Cos., Inc. (The)	3,608	109

		5,403

Financials—12.4%
Affiliated Managers Group, Inc.	248	41
Aflac, Inc.	1,768	137
Allstate Corp. (The)(4)	1,603	142
American Express Co.(4)	3,314	279
American International Group, Inc.(4)	3,860	241
Ameriprise Financial, Inc.	675	86
Aon plc	1,158	154
Assurant, Inc.	245	25
Bank of America Corp.(4)	42,832	1,039

Refer to Footnote Legend on page 27.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—continued
Bank of New York Mellon Corp. (The)(4)	4,497	$229
BB&T Corp.	3,475	158
Berkshire Hathaway, Inc. Class B(2)(4)	8,319	1,409
BlackRock, Inc.(4)	538	227
Capital One Financial Corp.(4)	2,136	176
CBOE Holdings, Inc.	400	37
Charles Schwab Corp. (The)	5,280	227
Chubb Ltd.	2,045	297
Cincinnati Financial Corp.	657	48
Citigroup, Inc.(4)	11,744	785
Citizens Financial Group, Inc.	2,206	79
CME Group, Inc.	1,505	188
Comerica, Inc.	758	55
Discover Financial Services	1,689	105
E*Trade Financial Corp.(2)	1,199	46
Fifth Third Bancorp	3,208	83
Franklin Resources, Inc.	1,516	68
Gallagher (Arthur J.) & Co.	787	45
Goldman Sachs Group, Inc. (The)(4)	1,609	357
Hartford Financial Services Group, Inc. (The)	1,634	86
Huntington Bancshares, Inc.	4,650	63
Intercontinental Exchange, Inc.	2,614	172
Invesco Ltd.	1,778	63
JPMorgan Chase & Co.(4)	15,310	1,399
KeyCorp	4,590	86
Leucadia National Corp.	1,420	37
Lincoln National Corp.	972	66
Loews Corp.	1,208	57
M&T Bank Corp.	673	109
Marsh & McLennan Cos., Inc.	2,279	178
MetLife, Inc.(4)	4,690	258
Moody’s Corp.	730	89
Morgan Stanley(4)	6,208	277
Nasdaq, Inc.	503	36
Navient Corp.	1,272	21
Northern Trust Corp.	937	91
People’s United Financial, Inc.	1,489	26
PNC Financial Services Group, Inc. (The)	2,088	261
Principal Financial Group, Inc.	1,170	75
Progressive Corp. (The)	2,567	113
Prudential Financial, Inc.	1,858	201
Raymond James Financial, Inc.	559	45
Regions Financial Corp.	5,038	74
S&P Global, Inc.	1,151	168
State Street Corp.	1,567	141
SunTrust Banks, Inc.	2,118	120
Synchrony Financial	3,386	101
T. Rowe Price Group, Inc.	1,078	80
Torchmark Corp.	481	37
Travelers Cos., Inc. (The)	1,235	156
U.S. Bancorp(4)	6,968	362
Unum Group	998	46
Wells Fargo & Co.(4)	19,174	1,062
Willis Towers Watson plc	559	81
XL Group Ltd.	1,158	51
Zions Bancorporation	861	38

		13,089

	SHARES	VALUE
Health Care—14.0%
Abbott Laboratories(4)	8,226	$400
AbbVie, Inc.(4)	7,783	564
Aetna, Inc.	1,614	245
Agilent Technologies, Inc.	1,581	94
Alexion Pharmaceuticals, Inc.(2)	1,124	137
Align Technology, Inc.(2)	37	6
Allergan plc(4)	1,653	402
AmerisourceBergen Corp.	808	76
Amgen, Inc.(4)	3,613	622
Anthem, Inc.	1,290	243
Bard (C.R.), Inc.	353	112
Baxter International, Inc.	2,395	145
Becton, Dickinson & Co.	1,110	217
Biogen, Inc.(2)(4)	1,064	289
Boston Scientific Corp.(2)	6,701	186
Bristol-Myers Squibb Co.(4)	8,098	451
Cardinal Health, Inc.	1,546	120
Celgene Corp.(2)(4)	3,864	502
Centene Corp.(2)	852	68
Cerner Corp.(2)	1,449	96
Cigna Corp.	1,261	211
Cooper Cos., Inc. (The)	243	58
Danaher Corp.(4)	2,981	252
DaVita, Inc.(2)	763	49
DENTSPLY SIRONA, Inc.	1,127	73
Edwards Lifesciences Corp.(2)	1,041	123
Eli Lilly & Co.(4)	4,741	390
Envision Healthcare Corp.(2)	584	37
Express Scripts Holding Co.(2)	3,010	192
Gilead Sciences, Inc.(4)	6,453	457
HCA Healthcare, Inc.(2)	1,401	122
Henry Schein, Inc.(2)	388	71
Hologic, Inc.(2)	1,367	62
Humana, Inc.	731	176
IDEXX Laboratories, Inc.(2)	442	71
Illumina, Inc.(2)	729	127
Incyte Corp.(2)	861	108
Intuitive Surgical, Inc.(2)	181	169
Johnson & Johnson(4)	13,267	1,755
Laboratory Corporation of America Holdings(2)	499	77
Mallinckrodt plc(2)	490	22
McKesson Corp.	1,050	173
Medtronic plc(4)	6,692	594
Merck & Co., Inc.(4)	13,480	864
Mettler-Toledo International, Inc.(2)	128	75
Mylan NV(2)	2,253	87
Patterson Cos., Inc.	400	19
PerkinElmer, Inc.	537	37
Perrigo Co., plc	698	53
Pfizer, Inc.(4)	29,026	975
Quest Diagnostics, Inc.	673	75
Regeneron Pharmaceuticals, Inc.(2)	373	183
Stryker Corp.	1,518	211
Thermo Fisher Scientific, Inc.	1,915	334
UnitedHealth Group, Inc.(4)	4,689	869
Universal Health Services, Inc. Class B	428	52
Varian Medical Systems, Inc.(2)	452	47
Vertex Pharmaceuticals, Inc.(2)	1,250	161
Waters Corp.(2)	392	72
Zimmer Biomet Holdings, Inc.	982	126

	SHARES	VALUE
Health Care—continued
Zoetis, Inc.	2,405	$150

		14,734

Industrials—10.0%
3M Co.(4)	2,936	611
Acuity Brands, Inc.	194	39
Alaska Air Group, Inc.	596	54
Allegion plc	473	38
American Airlines Group, Inc.	2,440	123
AMETEK, Inc.	1,126	68
Arconic, Inc.	2,138	48
Boeing Co. (The)(4)	2,798	553
Caterpillar, Inc.(4)	2,887	310
Cintas Corp.	434	55
CSX Corp.	4,640	253
Cummins, Inc.	818	133
Deere & Co.	1,458	180
Delta Air Lines, Inc.	3,540	190
Dover Corp.	775	62
Eaton Corp. plc	2,251	175
Emerson Electric Co.(4)	3,181	190
Equifax, Inc.	613	84
Expeditors International of Washington, Inc.	879	50
Fastenal Co.	1,402	61
FedEx Corp.(4)	1,206	262
Flowserve Corp.	632	29
Fluor Corp.	711	33
Fortive Corp.	1,514	96
Fortune Brands Home & Security, Inc.	756	49
General Dynamics Corp.(4)	1,417	281
General Electric Co.(4)	41,308	1,116
Honeywell International, Inc.(4)	3,754	500
Hunt (JB) Transport Services, Inc.	423	39
IHS Markit Ltd.	153	7
Illinois Tool Works, Inc.	1,546	221
Ingersoll-Rand plc	1,276	117
Jacobs Engineering Group, Inc.	592	32
Johnson Controls International plc	4,581	199
Kansas City Southern	521	55
L3 Technologies, Inc.	384	64
Lockheed Martin Corp.(4)	1,232	342
Masco Corp.	1,603	61
Nielsen Holdings plc	1,645	64
Norfolk Southern Corp.	1,445	176
Northrop Grumman Corp.	863	222
PACCAR, Inc.	1,729	114
Parker-Hannifin Corp.	666	106
Pentair plc	815	54
Quanta Services, Inc.(2)	739	24
Raytheon Co.(4)	1,453	235
Republic Services, Inc.	1,141	73
Robert Half International, Inc.	651	31
Robinson (C.H.) Worldwide, Inc.	684	47
Rockwell Automation, Inc.	647	105
Rockwell Collins, Inc.	808	85
Roper Technologies, Inc.	499	116
Ryder System, Inc.	222	16
Snap-on, Inc.	280	44
Southwest Airlines Co.	3,017	188

Refer to Footnote Legend on page 27.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Stanley Black & Decker, Inc.	750	$106
Stericycle, Inc.(2)	415	32
Textron, Inc.	1,347	63
TransDigm Group, Inc.	243	65
Union Pacific Corp.(4)	4,006	436
United Continental Holdings, Inc.(2)	1,407	106
United Parcel Service, Inc. Class B(4)	3,351	371
United Rentals, Inc.(2)	403	45
United Technologies Corp.(4)	3,672	448
Verisk Analytics, Inc.(2)	756	64
W.W. Grainger, Inc.	266	48
Waste Management, Inc.	1,997	147
Xylem, Inc.	874	48

		10,459

Information Technology—21.9%
Accenture plc Class A(4)	3,033	375
Activision Blizzard, Inc.	3,451	199
Adobe Systems, Inc.(2)	2,439	345
Advanced Micro Devices, Inc.(2)	3,964	49
Akamai Technologies, Inc.(2)	852	42
Alliance Data Systems Corp.	276	71
Alphabet, Inc. Class A(2)(4)	1,471	1,368
Alphabet, Inc. Class C(2)(4)	1,464	1,330
Altaba, Inc.(2)	3,928	214
Amphenol Corp. Class A	1,515	112
Analog Devices, Inc.	1,797	140
ANSYS, Inc.(2)	42	5
Apple, Inc.(4)	25,743	3,707
Applied Materials, Inc.	5,394	223
Autodesk, Inc.(2)	978	99
Automatic Data Processing, Inc.	2,196	225
Broadcom Ltd.	2,005	467
CA, Inc.	1,551	53
Cisco Systems, Inc.(4)	24,667	772
Citrix Systems, Inc.(2)	774	62
Cognizant Technology Solutions Corp. Class A	2,978	198
Corning, Inc.	4,505	135
CSRA, Inc.	718	23
DXC Technology Co.	1,371	105
eBay, Inc.(2)	5,008	175
Electronic Arts, Inc.(2)	1,528	161
F5 Networks, Inc.(2)	320	41
Facebook, Inc. Class A(2)(4)	11,552	1,744
Fidelity National Information Services, Inc.	1,617	138
Fiserv, Inc.(2)	1,060	130
FLIR Systems, Inc.	671	23
Gartner, Inc.(2)	438	54
Global Payments, Inc.	751	68
Harris Corp.	611	67
Hewlett Packard Enterprise Co.	8,149	135
HP, Inc.	8,402	147
Intel Corp.(4)	23,216	783
International Business Machines Corp.(4)	4,166	641
Intuit, Inc.	1,196	159
Juniper Networks, Inc.	1,887	53
KLA-Tencor Corp.	790	72
Lam Research Corp.	823	116

	SHARES	VALUE
Information Technology—continued
Mastercard, Inc. Class A(4)	4,656	$565
Microchip Technology, Inc.	1,090	84
Micron Technology, Inc.(2)	5,156	154
Microsoft Corp.(4)	38,033	2,622
Motorola Solutions, Inc.	812	70
NetApp, Inc.	1,329	53
NVIDIA Corp.	2,953	427
Oracle Corp.(4)	14,660	735
Paychex, Inc.	1,575	90
PayPal Holdings, Inc.(2)(4)	5,556	298
Qorvo, Inc.(2)	638	40
QUALCOMM, Inc.(4)	7,275	402
Red Hat, Inc.(2)	876	84
salesforce.com, Inc.(2)	3,222	279
Seagate Technology plc	1,490	58
Skyworks Solutions, Inc.	923	89
Symantec Corp.	3,080	87
Synopsys, Inc.(2)	740	54
TE Connectivity Ltd.	1,738	137
Teradata Corp.(2)	577	17
Texas Instruments, Inc.(4)	4,895	377
Total System Services, Inc.	814	47
VeriSign, Inc.(2)	435	40
Visa, Inc. Class A(4)	9,116	855
Western Digital Corp.	1,431	127
Western Union Co. (The)	2,344	45
Xerox Corp.	1,041	30
Xilinx, Inc.	1,240	80

		22,972

Materials—2.5%
Air Products & Chemicals, Inc.	971	139
Albemarle Corp.	502	53
Avery Dennison Corp.	394	35
Ball Corp.	1,550	65
CF Industries Holdings, Inc.	1,008	28
Dow Chemical Co. (The)(4)	4,911	310
Du Pont (E.I.) de Nemours & Co.(4)	3,815	308
Eastman Chemical Co.	646	54
Ecolab, Inc.	1,161	154
FMC Corp.	598	44
Freeport-McMoRan, Inc.(2)	5,752	69
International Flavors & Fragrances, Inc.	352	48
International Paper Co.	1,809	102
LyondellBasell Industries N.V. Class A	1,444	122
Martin Marietta Materials, Inc.	284	63
Monsanto Co.(4)	1,925	228
Mosaic Co. (The)	1,528	35
Newmont Mining Corp.	2,375	77
Nucor Corp.	1,395	81
PPG Industries, Inc.	1,138	125
Praxair, Inc.	1,260	167
Sealed Air Corp.	859	38
Sherwin-Williams Co. (The)	363	127
Vulcan Materials Co.	596	75
WestRock Co.	1,104	63

		2,610

	SHARES	VALUE
Real Estate—2.6%
Alexandria Real Estate Equities, Inc.	394	$47
American Tower Corp.	1,889	250
Apartment Investment & Management Co. Class A	688	30
AvalonBay Communities, Inc.	604	116
Boston Properties, Inc.	673	83
CBRE Group, Inc. Class A(2)	1,334	49
Crown Castle International Corp.	1,598	160
Digital Realty Trust, Inc.	714	81
Equinix, Inc.	347	149
Equity Residential	1,611	106
Essex Property Trust, Inc.	287	74
Extra Space Storage, Inc.	555	43
Federal Realty Investment Trust	317	40
GGP, Inc.	2,569	60
HCP, Inc.	2,094	67
Host Hotels & Resorts, Inc.	3,247	59
Iron Mountain, Inc.	1,091	37
Kimco Realty Corp.	1,858	34
Macerich Co. (The)	531	31
Mid-America Apartment Communities, Inc.	500	53
Prologis, Inc.	2,332	137
Public Storage	661	138
Realty Income Corp.	1,209	67
Regency Centers Corp.	640	40
Simon Property Group, Inc.(4)	1,404	227
SL Green Realty Corp.	440	47
UDR, Inc.	1,167	45
Ventas, Inc.	1,591	111
Vornado Realty Trust	756	71
Welltower, Inc.	1,625	122
Weyerhaeuser Co.	3,290	110

		2,684

Telecommunication Services—2.0%
AT&T, Inc.(4)	29,802	1,125
CenturyLink, Inc.	2,723	65
Level 3 Communications, Inc.(2)	1,440	85
Verizon Communications, Inc.(4)	19,503	871

		2,146

Utilities—3.1%
AES Corp.	3,267	36
Alliant Energy Corp.	1,121	45
Ameren Corp.	1,197	65
American Electric Power Co., Inc.	2,418	168
American Water Works Co., Inc.	888	69
CenterPoint Energy, Inc.	2,125	58
CMS Energy Corp.	1,375	64
Consolidated Edison, Inc.	1,504	122
Dominion Energy, Inc.	3,065	235
DTE Energy Co.	878	93
Duke Energy Corp.(4)	3,419	286
Edison International	1,588	124
Entergy Corp.	886	68
Eversource Energy	1,558	95
Exelon Corp.(4)	4,555	164
FirstEnergy Corp.	2,178	63
NextEra Energy, Inc.(4)	2,297	322
NiSource, Inc.	1,586	40
NRG Energy, Inc.	1,556	27

Refer to Footnote Legend on page 27.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities—continued
PG&E Corp.	2,476	$164
Pinnacle West Capital Corp.	553	47
PPL Corp.	3,328	129
Public Service Enterprise Group, Inc.	2,483	107
SCANA Corp.	701	47
Sempra Energy	1,222	138
Southern Co. (The)(4)	4,923	236
WEC Energy Group, Inc.	1,555	95
Xcel Energy, Inc.	2,498	115

		3,222
TOTAL COMMON STOCKS
(Identified Cost $97,853)		99,168

EXCHANGE-TRADED FUND—3.7%
PowerShares S&P 500 Low Volatility Portfolio(3)	88,016	3,937
TOTAL EXCHANGE-TRADED FUND
(Identified Cost $3,859)		3,937

	CONTRACTS
PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index expiration 7/3/17 strike price $2,550	139	—
S&P 500® Index expiration 7/5/17 strike price $2,540	140	—
S&P 500® Index expiration 7/7/17 strike price $2,535	139	1
S&P 500® Index expiration 7/10/17 strike price $2,530	139	—
S&P 500® Index expiration 7/12/17 strike price $2,540	137	—
S&P 500® Index expiration 7/14/17 strike price $2,535	205	2

		3

	CONTRACTS	VALUE
Put Options—0.1%
S&P 500® Index expiration 7/3/17 strike price $2,345	139	$1
S&P 500® Index expiration 7/5/17 strike price $2,325	140	4
S&P 500® Index expiration 7/7/17 strike price $2,330	139	8
S&P 500® Index expiration 7/10/17 strike price $2,340	139	13
S&P 500® Index expiration 7/12/17 strike price $2,335	137	19
S&P 500® Index expiration 7/14/17 strike price $2,305	205	29

		74
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $142)		77
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.2% (Identified Cost $101,854)		103,182 (1)

WRITTEN OPTIONS—(0.2)%

Call Options—(0.0)%
S&P 500® Index expiration 7/3/17 strike price $2,500	139	(1)
S&P 500® Index expiration 7/5/17 strike price $2,490	140	(1)
S&P 500® Index expiration 7/7/17 strike price $2,485	139	(1)
S&P 500® Index expiration 7/10/17 strike price $2,490	139	— (5)
S&P 500® Index expiration 7/12/17 strike price $2,490	137	(2)
S&P 500® Index expiration 7/14/17 strike price $2,485	205	(4)

		(9)

Put Options—(0.2)%
S&P 500® Index expiration 7/3/17 strike price $2,395	139	(8)

	CONTRACTS	VALUE
Put Options—continued
S&P 500® Index expiration 7/5/17 strike price $2,375	140	$(9)
S&P 500® Index expiration 7/7/17 strike price $2,380	139	(26)
S&P 500® Index expiration 7/10/17 strike price $2,390	139	(61)
S&P 500® Index expiration 7/12/17 strike price $2,385	137	(56)
S&P 500® Index expiration 7/14/17 strike price $2,355	205	(63)

		(223)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $309)		(232	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—98.0% (Identified Cost $101,545)		102,950
Other assets and liabilities, net—2.0%		2,146

NET ASSETS—100.0%		$105,096

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	Amount is less than $500.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$99,168	$99,168	$—
Exchange-Traded Funds	3,937	3,937	—
Purchased Options	77	77	0	(a)

Total Investments before Written Options	$103,182	$103,182	$—

Written Options	(232)	(232)	—	(b)

Total Investments Net of Written Options	$102,950	$102,950	$—	(b)

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

(a)	Purchased options valued at zero above are considered to be Level 2 investments in this table.

(b)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.4%
U.S. Treasury Bond 2.500%, 2/15/46	$2,505		$2,335
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,405)			2,335

MUNICIPAL BONDS—2.0%

California—0.8%
San Diego County Regional Airport Authority Rental Car Center Project Series B – Taxable 5.594%, 7/1/43	275		306
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265		412

			718

New York—0.8%
New York City Transitional Finance Authority Tax Secured Revenue 5.000%, 5/1/40	345		398
Port Authority of New York & New Jersey, Consolidate Revenue Bonds 5.000%, 4/15/57	335		384

			782

Texas—0.2%
State of Texas 3.011%, 10/1/26	200		202

Virginia—0.2%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210		184
TOTAL MUNICIPAL BONDS
(Identified Cost $1,892)			1,886

FOREIGN GOVERNMENT SECURITIES—0.7%
Argentine Republic
6.875%, 1/26/27	65		67
7.625%, 4/22/46	150		153
Bolivarian Republic of Venezuela 9.375%, 1/13/34	65		29
Republic of Chile 5.500%, 8/5/20	52,000	CLP	83
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75		68
Republic of Turkey 5.625%, 3/30/21	110		117
Russian Federation 144A 7.850%, 3/10/18(4)	5,000	RUB	85
United Mexican States
Series M, 6.500%, 6/9/22	925	MXN	51
4.750%, 3/8/44	54		54
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $829)			707

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—10.4%

Agency—3.4%
FHLMC 3.500%, 4/1/46	$151	$155
FNMA
4.000%, 6/1/20	9	9
4.500%, 7/1/20	1	1
3.000%, 2/1/27	117	120
2.500%, 5/1/28	163	165
6.500%, 10/1/31	3	4
6.000%, 9/1/32	9	10
5.000%, 10/1/35	30	32
6.000%, 9/1/36	1	1
5.500%, 4/1/37	8	9
5.500%, 7/1/37	26	28
6.000%, 10/1/37	8	9
5.000%, 6/1/38	22	24
5.500%, 6/1/38	4	5
5.500%, 6/1/38	4	5
5.500%, 11/1/38	15	17
4.000%, 1/1/39	46	49
5.000%, 1/1/39	6	7
6.000%, 1/1/39	12	14
4.500%, 3/1/39	13	14
5.000%, 3/1/39	12	13
6.000%, 3/1/39	13	15
4.500%, 4/1/39	88	96
4.000%, 5/1/39	85	90
4.500%, 2/1/40	63	69
4.000%, 10/1/40	126	133
4.500%, 4/1/41	135	146
4.000%, 7/1/41	96	101
3.500%, 1/1/42	63	65
3.500%, 4/1/42	284	293
3.500%, 12/1/42	164	169
3.000%, 5/1/43	81	82
3.000%, 7/1/43	188	188
4.000%, 10/1/44	279	293
3.500%, 9/1/45	165	170
3.500%, 1/1/46	82	84
4.000%, 1/1/46	239	251
3.000%, 6/1/46	153	153
3.000%, 7/1/46	86	86
GNMA 6.500%, 11/15/23	22	24
6.500%, 12/15/23	1	1
6.500%, 2/15/24	17	18
6.500%, 11/15/31	18	20
6.500%, 2/15/32	22	24

		3,262

Non-Agency—7.0%
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(3)(4)	141	143
American Homes 4 Rent Trust 15-SFR2, C 144A 4.691%, 10/17/45(4)	110	117
15-SFR1, A 144A 3.467%, 4/17/52(4)	106	109
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.144%, 6/25/33(3)	155	154
AMSR Trust 16-SFR1, C 144A 3.459%, 11/17/33(3)(4)	100	102

	PAR VALUE	VALUE
Non-Agency—continued
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	$300	$310
Banc of America Commercial Mortgage Trust 07-4, AM 6.158%, 2/10/51(3)	5	5
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(4)	100	101
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(4)	100	104
17-SPL1, B1 144A 4.250%, 10/28/64(3)(4)	100	104
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	104
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(3)	210	214
Citigroup Commercial Mortgage Trust 16-SMPL, A 144A 2.228%, 9/10/31(4)	100	99
08-C7, AM 6.385%, 12/10/49(3)	95	96
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 3.089%, 8/25/34(3)	61	61
04-NCM2, 2CB2 6.750%, 8/25/34	65	70
14-A, A 144A 4.000%, 1/25/35(3)(4)	53	55
15-A, A1 144A 3.500%, 6/25/58(3)(4)	83	84
Cold Storage Trust 17-ICE3, A 144A 2.159%, 4/15/36(3)(4)	115	115
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(4)	57	57
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(3)(4)	100	100
Credit Suisse Mortgage Capital Trust 13-HYB1, A16, 144A 2.996%, 4/25/43(3)(4)	44	44
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(3)(4)	100	102
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)(4)	91	92
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.929%, 6/25/34(3)	35	35
Goldman Sachs Mortgage Securities Trust 12-ALOH, A 144A 3.551%, 4/10/34(4)	100	105

Refer to Footnote Legend on page 33.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	$33	$33
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	73	73
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 3.305%, 4/25/34(3)	55	55
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM, 6.084%, 6/11/50(3)	450	455
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 03-AR6, A1 3.233%, 6/25/33(3)	53	53
03-AR4, 2A1 2.915%, 8/25/33(3)	82	81
JPMorgan Chase Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	150	157
07-LDPX, AM 5.464%, 1/15/49(3)	29	29
JPMorgan Chase Mortgage Trust 14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	56	57
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	121	125
16-1, M2 144A 3.750%, 4/25/45(3)(4)	79	80
16-2, M2 144A 3.750%, 12/25/45(3)(4)	86	87
16-1, A3 144A 3.500%, 5/25/46(3)(4)	79	80
11-C4, A4, 144A 4.388%, 7/15/46(4)	225	240
16-5, A1 144A 2.605%, 12/25/46(3)(4)	188	187
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	110	114
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	67	69
Morgan Stanley—Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	225	227
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(4)	155	153
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	155	155
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	88	91
15-2A, A1 144A 3.750%, 8/25/55(3)(4)	74	77
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	72	74

	PAR VALUE	VALUE
Non-Agency—continued
16-3A, A1 144A 3.750%, 9/25/56(3)(4)	$85	$87
16-4A, B1A 144A 4.500%, 11/25/56(3)(4)	98	101
NovaStar Mortgage Funding Trust Series 04-4, M5 2.941%, 3/25/35(3)	120	119
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(4)	100	104
Residential Asset Mortgage Products Trust 05-SL2, A4 7.500%, 2/25/32	51	50
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(3)(4)	76	78
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 3.419%, 2/25/34(3)	97	95
Towd Point Mortgage Trust 15-1, A2 144A 3.250%, 10/25/53(3)(4)	100	100
15-6, M1 144A 3.750%, 4/25/55(3)(4)	100	101
15-5, A2 144A 3.500%, 5/25/55(3)(4)	100	102
16-4, A1 144A 2.250%, 7/25/56(3)(4)	83	83
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	145	145
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 07-C33, A5 6.174%, 2/15/51(3)	36	36
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	50	50

		6,685
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $9,809)		9,947

ASSET-BACKED SECURITIES—2.4%
American Credit Acceptance Receivables Trust 17-2, C 144A 2.860%, 6/12/23(4)	95	95
AmeriCredit Automobile Receivables Trust 13-2, D 2.420%, 5/8/19	275	275
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	39	39
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(4)	63	62
Conn’s Receivables Funding LLC 16-B, A 144A 3.730%, 10/15/18(4)	24	24
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	49	50
Drive Auto Receivables Trust 15-AA, C 144A 3.060%, 5/17/21(4)	126	127

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(4)	$125	$125
Earnest Student Loan Program LLC 17-A A2 144A 2.650%, 1/25/41(4)	100	100
Exeter Automobile Receivables Trust 15-A1, C 144A 4.100%, 12/15/20(4)	135	138
14-3A, D 144A 5.690%, 4/15/21(4)	115	119
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	74	74
Flagship Credit Auto Trust 16-1, A 144A 2.770%, 12/15/20(4)	70	70
GLS Auto Receivables Trust 17-1A, B 144A 2.980%, 12/15/21(4)	115	115
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(4)	100	101
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.966%, 9/27/21(3)(4)	165	165
OneMain Financial Issuance Trust 15-1A, A 144A 3.190%, 3/18/26(4)	125	126
Sofi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(4)	71	72
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	53	52
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	165	166
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	94	95
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	83	84
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $2,264)		2,274

CORPORATE BONDS AND NOTES—18.3%

Consumer Discretionary—1.5%
American Greetings Corp. 144A 7.875%, 2/15/25(4)	40	43
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	80	80
Delphi Automotive plc 3.150%, 11/19/20	90	92
Hilton Worldwide Finance LLC 144A 4.875%, 4/1/27(4)	95	99
Horton (D.R.), Inc. 4.750%, 2/15/23	115	124

Refer to Footnote Legend on page 33.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Hyatt Hotels Corp. 3.375%, 7/15/23	$115	$117
Marriott International, Inc. 3.125%, 2/15/23	160	160
Priceline Group, Inc. (The) 3.650%, 3/15/25	130	133
QVC, Inc. 5.125%, 7/2/22	135	143
SFR Group S.A. 144A 7.375%, 5/1/26(4)	200	217
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(4)	75	76
TRI Pointe Group, Inc. 5.875%, 6/15/24	35	37
Wyndham Worldwide Corp. 5.100%, 10/1/25	130	141

		1,462

Consumer Staples—0.4%
CVS Health Corp. 2.875%, 6/1/26	110	107
Flowers Foods, Inc. 4.375%, 4/1/22	120	128
Kraft Heinz Foods Co. (The) 2.800%, 7/2/20	20	20
3.500%, 7/15/22	25	26
Safeway, Inc. 7.250%, 2/1/31	70	66
Smithfield Foods, Inc. 144A 4.250%, 2/1/27(4)	21	21

		368

Energy—2.0%
Anadarko Petroleum Corp. 5.550%, 3/15/26	20	22
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	20	20
Ecopetrol S.A. 5.375%, 6/26/26	125	130
EP Energy LLC 144A 8.000%, 11/29/24(4)	35	35
Gazprom Neft OAO (Via GPN Capital) 144A 6.000%, 11/27/23(4)(7)	200	218
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	70	73
HollyFrontier Corp. 5.875%, 4/1/26	100	106
Kinder Morgan, Inc.
4.300%, 6/1/25	150	156
7.750%, 1/15/32	60	76
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	200	205
MPLX LP 4.875%, 12/1/24	110	117
NGL Energy Partners LP 5.125%, 7/15/19	95	94
NuStar Logistics LP 5.625%, 4/28/27	30	32

	PAR VALUE	VALUE
Energy—continued
Occidental Petroleum Corp. 4.400%, 4/15/46	$80	$83
Petrobras Global Finance BV
5.375%, 1/27/21	55	56
8.750%, 5/23/26	30	35
7.375%, 1/17/27	70	74
Petroleos Mexicanos
6.875%, 8/4/26	35	39
6.500%, 6/2/41	90	89
5.500%, 6/27/44	60	53
Regency Energy Partners LP 5.000%, 10/1/22	135	145
SM Energy Co. 6.125%, 11/15/22	45	43

		1,901

Financials—7.4%
Allstate Corp. (The) 5.750%, 8/15/53(3)(5)	135	148
Ally Financial, Inc. 5.750%, 11/20/25	60	63
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	137
Ares Capital Corp.
4.875%, 11/30/18	18	19
3.875%, 1/15/20	49	50
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	134
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)	25	25
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	165
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	174
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	208
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	115	127
Bank of America Corp.
5.650%, 5/1/18	400	413
4.200%, 8/26/24	155	161
Brookfield Finance LLC 4.000%, 4/1/24	82	84
Capital One Financial Corp. 3.750%, 7/28/26	105	102
Citigroup Inc. 3.200%, 10/21/26	150	146
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	198
Fidelity National Financial, Inc. 5.500%, 9/1/22	40	43
Fifth Third Bancorp 4.500%, 6/1/18	150	154
First Horizon National Corp. 3.500%, 12/15/20	110	113
Ford Motor Credit Co., LLC 5.750%, 2/1/21	275	303

	PAR VALUE	VALUE
Financials—continued
FS Investment Corp.
4.250%, 1/15/20	$115	$117
4.750%, 5/15/22	35	36
General Motors Financial Co., Inc.
3.500%, 7/10/19	120	123
4.200%, 3/1/21	40	42
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	180	186
HSBC USA, Inc. 1.700%, 3/5/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	109
ICAHN Enterprises LP
6.000%, 8/1/20	55	57
5.875%, 2/1/22	45	46
6.250%, 2/1/22	10	10
iStar, Inc.
5.000%, 7/1/19	30	30
6.000%, 4/1/22	30	31
Jefferies Group LLC 5.125%, 1/20/23	150	163
KeyCorp 5.100%, 3/24/21	165	181
Korea Finance Corp. 4.625%, 11/16/21	200	216
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	144
Lincoln National Corp. 3.196%, 4/20/67(3)(5)	50	46
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	166
Manulife Financial Corp. 4.150%, 3/4/26	100	106
Morgan Stanley
4.100%, 5/22/23	80	83
3.125%, 7/27/26	115	112
Navient Corp. 7.250%, 9/25/23	20	21
Nordea Bank AB 144A 2.125%, 5/29/20(4)	200	200
NUVEEN FINANCE LLC (Teachers Insurance & Annuity Association Asset Management Finance Co., LLC) 144A 4.125%, 11/1/24(4)	125	129
OM Asset Management plc 4.800%, 7/27/26	60	60
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(4)(7)	200	213
Prudential Financial, Inc.
5.875%, 9/15/42(3)	90	100
5.625%, 6/15/43(3)(5)	60	66
S&P Global, Inc. 4.000%, 6/15/25	125	131
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(4)	115	116
SBA Tower Trust 144A 2.877%, 7/15/21(4)	100	100
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	110	111
Toronto-Dominion Bank (The)
2.125%, 4/7/21	65	65
3.625%, 9/15/31(3)	25	25

Refer to Footnote Legend on page 33.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Trinity Acquisition plc 4.400%, 3/15/26	$80	$84
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(4)	200	199
Wells Fargo & Co. 3.069%, 1/24/23	40	41
Series M, 3.450%, 2/13/23	115	118
Willis Towers Watson plc 5.750%, 3/15/21	125	138
Zions Bancorporation 4.500%, 6/13/23	40	42

		7,065

Health Care—1.6%
Abbott Laboratories
3.400%, 11/30/23	25	26
3.750%, 11/30/26	105	107
AbbVie, Inc.
3.600%, 5/14/25	45	46
3.200%, 5/14/26	65	64
Becton Dickinson and Co. 3.300%, 3/1/23	135	136
Cardinal Health, Inc.
3.200%, 3/15/23	70	71
3.079%, 6/15/24	5	5
3.410%, 6/15/27	40	40
Endo Finance LLC 144A 5.375%, 1/15/23(4)	50	42
Express Scripts Holding Co. 3.900%, 2/15/22	140	147
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)	38	41
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	15	16
HCA, Inc. 5.375%, 2/1/25	20	21
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	55	57
Mylan NV
3.000%, 12/15/18	35	35
3.150%, 6/15/21	20	20
Shire Acquisitions Investments 2.400%, 9/23/21	120	119
Tenet Healthcare Corp. 4.746%, 6/15/20(3)	35	35
144A 4.625%, 7/15/24(4)	42	42
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	60	57
4.100%, 10/1/46	60	55
THC Escrow Corp. III 144A 4.625%, 7/15/24(4)	53	53
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	15	14
144A 5.625%, 12/1/21(4)	25	23
144A 5.875%, 5/15/23(4)	10	9
144A 7.000%, 3/15/24(4)	15	16
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	130	131

	PAR VALUE	VALUE
Health Care—continued
Zoetis, Inc. 3.250%, 2/1/23	$70	$72

		1,500

Industrials—0.7%
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	32	33
CNH Industrial N.V. 4.500%, 8/15/23	68	72
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21	30	33
Embraer Netherlands Finance BV 5.400%, 2/1/27	45	47
GATX Corp. 3.250%, 9/15/26	15	14
Hertz Corp. (The) 144A 7.625%, 6/1/22(4)	30	30
Owens Corning 3.400%, 8/15/26	80	79
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(4)	40	42
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	50	51
Pitney Bowes, Inc. 3.875%, 5/15/22	91	91
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	189	205

		697

Information Technology—0.8%
Apple, Inc.
3.250%, 2/23/26	80	81
3.350%, 2/9/27	80	82
Applied Materials, Inc. 3.300%, 4/1/27	95	97
Arrow Electronics, Inc. 3.875%, 1/12/28	95	95
Broadcom Corp.
144A 3.000%, 1/15/22(4)	45	45
144A 3.625%, 1/15/24(4)	80	82
Dell International LLC
144A 5.450%, 6/15/23(4)	15	16
144A 6.020%, 6/15/26(4)	10	11
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	60	63
Microsoft Corp. 3.300%, 2/6/27	115	118
Verisk Analytics, Inc. 4.000%, 6/15/25	125	129

		819

Materials—0.6%
Freeport-McMoRan, Inc. 3.875%, 3/15/23	55	51
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	107
Glencore Funding LLC 144A 4.125%, 5/30/23(4)	95	97

	PAR VALUE	VALUE
Materials—continued
NewMarket Corp. 4.100%, 12/15/22	$142	$147
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(4)	35	35
144A 5.000%, 5/1/25(4)	60	60
Vulcan Materials Co. 3.900%, 4/1/27	95	97

		594

Real Estate—2.3%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	60	61
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	36
Corporate Office Properties LP 3.700%, 6/15/21	90	92
3.600%, 5/15/23	150	149
Digital Realty Trust LP 3.400%, 10/1/20	50	51
3.950%, 7/1/22	65	68
Education Realty Operating Partnership LP 4.600%, 12/1/24	150	152
EPR Properties 4.750%, 12/15/26	110	113
HCP, Inc. 3.750%, 2/1/19	50	51
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	80	81
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	51
3.750%, 7/1/27	100	99
Highwoods Realty LP 3.625%, 1/15/23	135	137
Hospitality Properties Trust 4.500%, 3/15/25	130	133
Kilroy Realty LP 4.375%, 10/1/25	110	115
LifeStorage LP 3.500%, 7/1/26	50	48
National Retail Properties, Inc. 5.500%, 7/15/21	150	165
Physicians Realty LP 4.300%, 3/15/27	95	96
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	102
Select Income REIT 4.500%, 2/1/25	125	125
Welltower, Inc. 4.000%, 6/1/25	135	140
WP Carey, Inc. 4.600%, 4/1/24	105	109

		2,174

Telecommunication Services—0.4%
AT&T, Inc. 3.000%, 6/30/22	50	50
4.250%, 3/1/27	60	62
5.250%, 3/1/37	20	21
4.800%, 6/15/44	80	80

Refer to Footnote Legend on page 33.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
Qwest Corp. 7.250%, 9/15/25	$55	$61
T-Mobile USA, Inc. 6.375%, 3/1/25	40	43
Verizon Communications, Inc. 4.125%, 3/16/27	95	98

		415

Utilities—0.6%
Dominion Energy, Inc. 2.962%, 7/1/19(3)	10	10
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	177
Exelon Corp. 3.497%, 6/1/22	135	139
Kansas City Power & Light Co. 3.150%, 3/15/23	110	111
Southern Power Co. 4.150%, 12/1/25	145	151
Vistra Operations Company LLC (Texas Competitive Electric Holdings Co. LLC) 144A 11.500%, 10/1/20(4)(13)(14)(15)	65	—	(11)

		588
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $17,121)		17,583

LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.4%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien, 4.420%, 7/23/21	35	34
Boyd Gaming Corp. Refinancing Tranche B, 3.688%, 9/15/23	20	20
El Dorado Resorts, Inc. Tranche B, 3.375%, 4/17/24	10	10
Harbor Freight Tools USA, Inc. 2016 4.476%, 8/18/23	104	104
PetSmart, Inc. Tranche B-2, 4.220%, 3/11/22	62	57
Seminole Tribe of Florida Tranche B, 0.000%, 6/26/24(12)	60	60
UFC Holdings LLC First Lien, 4.470%, 8/18/23	48	48

		333

Consumer Staples—0.0%
Galleria Co. Tranche B, 4.250%, 9/29/23	27	28

Energy—0.0%
Paragon Offshore Finance Co. 6.000%, 7/16/21(8)	33	13
Seadrill Operating LP 4.296%, 2/21/21	50	32

		45

	PAR VALUE	VALUE
Financials—0.1%
Delos Finance S.a.r.l. 3.546%, 10/6/23	$80	$80

Health Care—0.1%
Envision Healthcare Corp. 4.300%, 12/1/23	11	10
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	15	15
Team Health Holdings, Inc. 3.976%, 2/6/24	37	37

		62

Information Technology—0.2%
First Data Corp. Tranche 2022-D, 3.466%, 7/8/22	21	21
2024, 3.716%, 4/26/24	68	68
Rackspace Hosting, Inc. 2017 Refinancing Tranche B, First Lien 4.172%, 11/3/23	83	83
SS&C Technologies Holdings, Inc. 2017 Refinancing Tranche B-1, 3.476%, 7/8/22	21	21
2017 Refinancing Tranche B-2, 3.476%, 7/8/22	1	1
Western Digital Corp. Tranche B-2, 3.976%, 4/29/23	26	26

		220

Materials—0.1%
Anchor Glass Container Corp. First Lien, 4.407%, 12/7/23	14	14
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	36	30
Huntsman International LLC Tranche B, 4.121%, 4/1/23	22	22

		66

Real Estate—0.0%
ESH Hospitality, Inc. 3.726%, 8/30/23	11	11

Telecommunication Services—0.0%
Digicel International Finance Ltd. Tranche B, First Lien 4.940%, 5/27/24	10	10

Utilities—0.1%
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(12)	60	60
Vistra Operations Co. LLC 3.976%, 8/4/23	24	24
Tranche C, 3.977%, 8/4/23	6	6

		90
TOTAL LOAN AGREEMENTS (Identified Cost $992)		945

	SHARES		VALUE
PREFERRED STOCKS—1.1%

Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	40	(6)	$42
Citigroup, Inc. Series T, 6.250%(3)	125	(6)	139
JPMorgan Chase & Co. Series V, 5.000%(3)	50	(6)	51
KeyCorp Series D, 5.000%(3)	100	(6)	102
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95	(6)	97
PNC Financial Services Group, Inc. (The) Series S, 5.000%(3)	100	(6)	103
Wells Fargo & Co. Series K, 7.980%(3)	95	(6)	99
XLIT Ltd. Series E, 6.50%(3)	100	(6)	93
Zions Bancorp 6.950%(3)	4,250		126

			852

Industrials—0.2%
General Electric Co. Series D, 5.000%(3)	150	(6)	159
TOTAL PREFERRED STOCKS
(Identified Cost $973)			1,011

COMMON STOCKS—60.6%

Consumer Discretionary—13.3%
Amazon.com, Inc.(2)	2,020		1,955
Ctrip.com International Ltd. ADR(2)	13,050		703
Home Depot, Inc. (The)	5,910		906
IMAX Corp.(2)	14,030		309
Kroton Educacional S.A. Sponsored ADR	66,045		297
Las Vegas Sands Corp.	21,860		1,397
Netflix, Inc.(2)	7,060		1,055
NIKE, Inc. Class B	15,770		930
Priceline Group, Inc. (The)(2)	835		1,562
Ross Stores, Inc.	15,800		912
Sony Corp. Sponsored ADR	13,455		514
Starbucks Corp.	25,400		1,481
Subaru Corp. ADR	22,441		378
Walt Disney Co. (The)	3,620		385

			12,784

Consumer Staples—4.7%
British American Tobacco plc Sponsored ADR	5,985		410
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR(2)	21,590		422
Costco Wholesale Corp.	3,640		582
Marine Harvest ASA Sponsored ADR(2)	20,919		358

Refer to Footnote Legend on page 33.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—continued
Monster Beverage Corp.(2)	30,460	$1,513
Philip Morris International, Inc.	10,790	1,268

		4,553

Energy—2.8%
Cabot Oil & Gas Corp.	15,520	389
Core Laboratories N.V.	5,310	538
Frontera Energy Corp.(2)	557	14
Pioneer Natural Resources Co.	4,480	715
Schlumberger Ltd.	4,820	317
Statoil ASA Sponsored ADR	22,335	369
TechnipFMC plc(2)	11,787	321

		2,663

Financials—5.1%
Bank of America Corp.	50,050	1,214
BNP Paribas S.A. ADR	13,100	476
CaixaBank S.A. ADR	265,133	424
Charles Schwab Corp. (The)	14,910	641
DBS Group Holdings Ltd. Sponsored ADR	7,976	483
ING Groep N.V. Sponsored ADR	27,896	485
MarketAxess Holdings, Inc.	1,180	237
ORIX Corp. Sponsored ADR	6,017	469
UBS Group AG(2)	25,706	437

		4,866

Health Care—6.2%
Allergan plc	1,884	458
BioMarin Pharmaceutical, Inc.(2)	7,920	719
Celgene Corp.(2)	11,610	1,508
Danaher Corp.	8,110	684
HealthEquity, Inc.(2)	10,170	507
Icon plc(2)	5,355	524
Illumina, Inc.(2)	3,610	626
Zoetis, Inc.	14,550	908

		5,934

Industrials—5.7%
ACS Actividades de Construccion y Servicios S.A. ADR(2)	57,381	443
Airbus SE ADR	25,185	521
Ashtead Group plc ADR	6,465	539
CK Hutchison Holdings Ltd. ADR	34,784	436
Hitachi Ltd. ADR	6,230	384
Nidec Corp. Sponsored ADR	19,735	505
RELX plc Sponsored ADR	20,150	441
Rockwell Automation, Inc.	2,570	416
Roper Technologies, Inc.	3,800	880
Union Pacific Corp.	4,590	500
Westinghouse Air Brake Technologies Corporation	4,859	445

		5,510

Information Technology—19.5%
Accenture plc Class A	5,680	703
Activision Blizzard, Inc.	13,580	782
Alibaba Group Holding Ltd. Sponsored ADR(2)	17,490	2,464
Alphabet, Inc. Class A(2)	1,330	1,237

	SHARES	VALUE
Information Technology—continued
Amphenol Corp. Class A	17,280	$1,276
Broadcom Ltd.	1,814	423
Check Point Software Technologies Ltd.(2)	3,900	425
CoStar Group, Inc.(2)	2,390	630
Facebook, Inc. Class A(2)	29,890	4,513
Gartner, Inc.(2)	4,440	548
NVIDIA Corp.	6,560	948
Paycom Software, Inc.(2)	10,970	750
SAP SE Sponsored ADR	4,089	428
Visa, Inc. Class A	17,390	1,631
Workday, Inc. Class A(2)	9,870	957
Yandex N.V. Class A(2)	36,290	952

		18,667

Materials—1.6%
Ecolab, Inc.	5,920	786
Fortescue Metals Group Ltd. Sponsored ADR	43,605	350
Toray Industries, Inc. ADR	23,875	402

		1,538

Real Estate—0.5%
Lendlease Group Sponsored ADR	40,310	519

Telecommunication Services—0.8%
Nippon Telegraph & Telephone Corp. ADR	8,067	380
Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	10,958	369

		749

Utilities—0.4%
Veolia Environnement S.A. ADR	18,295	388
Vistra Energy Corp.	1,084	18

		406
TOTAL COMMON STOCKS
(Identified Cost $50,257)		58,189

AFFILIATED MUTUAL FUND—0.3%
Virtus Newfleet Credit Opportunities Fund Class R6(9)	33,447	332
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $334)		332

RIGHTS—0.0%
Vistra Energy Corp.(15)	1,084	1
TOTAL RIGHTS
(Identified Cost $1)		1
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $86,877)		95,210	(10)
TOTAL INVESTMENTS—99.2%
(Identified Cost $86,877)		95,210	(1)
Other assets and liabilities, net—0.8%		774

NET ASSETS—100.0%		$95,984

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $10,807 or 11.3% of net assets.
(5)	Interest payments may be deferred.
(6)	Value shown as par value.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Amount is less than $500.
(12)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(13)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(14)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(15)	Illiquid security.

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

Country Weightings†
United States	76%
China	3
Japan	3
France	2
United Kingdom	2
Russia	2
Ireland	1
Other	11
Total	100%
† % of total investments as of June 30, 2017

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,274	$—	$2,274	$—
Corporate Bonds and Notes	17,583	—	17,583	—	*
Foreign Government Securities	707	—	707	—
Loan Agreements	945	—	945	—
Mortgage-Backed Securities	9,947	—	9,947	—
Municipal Bonds	1,886	—	1,886	—
U.S. Government Securities	2,335	—	2,335	—
Equity Securities:
Common Stocks	58,189	58,189	—	—
Preferred Stocks	1,011	126	885	—
Rights	1	—	—	1
Affiliated Mutual Fund	332	332	—	—

Total Investments	$95,210	$58,647	$36,562	$1

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

*	Amount is less than $500.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investments in Securities		Rights		Corporate Bonds and Notes
Beginning Balance December 31, 2016:	$2		$2		$—
Accrued Discount/(Premium)	—		—		—
Realized Gain (Loss)	—		—		—
Change in Unrealized Appreciation (Depreciation)(b)	—	(a)	—	(a)	—	(a)
Purchases	—		—		—
(Sales)(c)	(1)		(1)		—
Transfers into Level 3(d)	—		—		—
Transfers from Level 3(d)	—		—		—

Ending Balance June 30, 2017	$1		$1		$—	(a)

The Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

(a)	Amount is less than $500.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of June 30, 2017 was $(1).
(c)	Includes paydowns on securities.
(d)	“Transfers into and/or from” Level 3 represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	Duff & Phelps International Series		Duff & Phelps Real Estate Securities Series		Equity Trend Series
Assets
Investment in securities at value(1)	$174,359		$78,279		$3,963
Cash	4,531		1,026		53
Receivables
Investment securities sold	721		—		196
Series shares sold	28		147		—
Dividends and interest	1		310		6
Tax reclaims	41		—		—
Prepaid expenses	—	(2)	—	(2)	—	(2)
Prepaid trustee retainer	6		2		—	(2)
Other assets	435		192		10

Total assets	180,122		79,956		4,228

Liabilities
Payables
Series shares repurchased	49		3		—	(2)
Investment securities purchased	565		414		194
Investment advisory fees	81		39		2
Administration fees	19		8		—	(2)
Transfer agent fees and expenses	1		1		1
Professional fees	20		18		9
Distribution and service fees	37		16		1
Trustee deferred compensation plan	435		192		10
Unrealized depreciation on forward foreign currency exchange contracts	690		—		—
Other accrued expenses	57		25		1

Total liabilities	1,954		716		218

Net Assets	$178,168		$79,240		$4,010

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$175,995		$53,167		$6,137
Accumulated undistributed net investment income (loss)	308		413		(51)
Accumulated undistributed net realized gain (loss)	(16,536)		3,923		(2,689)
Net unrealized appreciation (depreciation) on investments	18,401		21,737		613

Net Assets	$178,168		$79,240		$4,010

Class A
Net asset value and offering price per share	$11.59		$19.75		$12.25

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	15,365,166		4,001,849		316,857

Net assets	$178,076		$79,048		$3,881

Class I
Net asset value per share	$11.57		$19.71		$12.35

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	7,952		9,741		10,493

Net assets	$92		$192		$129

(1) Investments in securities at cost	$155,269		$56,542		$3,350
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	KAR Capital Growth Series		KAR Small-Cap Growth Series		KAR Small-Cap Value Series
Assets
Investment in securities at value(1)	$207,893		$69,298		$91,054
Cash	1,303		1,960		922
Receivables
Investment securities sold	—		358		1,639
Series shares sold	—		—		5
Dividends and interest	114		44		122
Prepaid expenses	—	(2)	—	(2)	—	(2)
Prepaid trustee retainer	7		3		3
Other assets	512		173		222

Total assets	209,829		71,836		93,967

Liabilities
Payables
Series shares repurchased	222		87		30
Investment securities purchased	—		143		2,686
Investment advisory fees	87		37		49
Administration fees	22		7		10
Transfer agent fees and expenses	—	(2)	—	(2)	—	(2)
Professional fees	17		18		18
Distribution and service fees	45		14		19
Trustee deferred compensation plan	512		173		222
Other accrued expenses	55		16		26

Total liabilities	960		495		3,060

Net Assets	$208,869		$71,341		$90,907

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$117,354		$37,302		$56,919
Accumulated undistributed net investment income (loss)	(359)		(262)		(102)
Accumulated undistributed net realized gain (loss)	1,154		1,012		6,952
Net unrealized appreciation (depreciation) on investments	90,720		33,289		27,138

Net Assets	$208,869		$71,341		$90,907

Class A
Net asset value and offering price per share	$29.11		$25.35		$17.08

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	7,176,009		2,761,063		5,322,203

Net assets	$208,869		$69,997		$90,907

Class I
Net asset value per share	$—		$25.67		$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	—		52,362		—

Net assets	$—		$1,344		$—

(1) Investments in securities at cost	$117,173		$36,009		$63,916
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2017

(Reported in thousands except shares and per share amounts)

	Newfleet Multi-Sector Intermediate Bond Series	Rampart Enhanced Core Equity Series		Strategic Allocation Series
Assets
Investment in unaffiliated securities at value(1)	$129,875	$103,182		$94,878
Investment in affiliated funds at value(2)	3,077	—		332
Cash	2,147	932		756
Deposits with broker for written options	—	806		—
Receivables
Investment securities sold	815	35,071		175
Series shares sold	102	—		—
Receivable from adviser	—	—		15
Dividends and interest	1,393	62		328
Tax reclaims	—	—		1
Prepaid expenses	6	—	(4)	—	(4)
Prepaid trustee retainer	4	4		3
Other assets	328	256		234

Total assets	137,747	140,313		96,722

Liabilities
Written options at value(3)	—	232		—
Payables
Series shares repurchased	29	46		65
Investment securities purchased	2,432	34,570		358
Investment advisory fees	42	37		—
Administration fees	14	11		12
Transfer agent fees and expenses	1	—	(4)	1
Professional fees	19	17		20
Distribution and service fees	28	22		20
Trustee deferred compensation plan	328	256		234
Other accrued expenses	41	26		28

Total liabilities	2,934	35,217		738

Net Assets	$134,813	$105,096		$95,984

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$138,983	$90,132		$87,829
Accumulated undistributed net investment income (loss)	347	(80)		6
Accumulated undistributed net realized gain (loss)	(4,858)	13,640		(183)
Net unrealized appreciation (depreciation) on investments	341	1,327		8,332
Net unrealized appreciation (depreciation) on written options	—	77		—

Net Assets	$134,813	$105,096		$95,984

Class A
Net asset value and offering price per share	$9.33	$12.59		$11.86

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	14,324,806	8,346,714		8,093,608

Net assets	$133,633	$105,096		$95,984

Class I
Net asset value per share	$9.32	$—		$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	126,686	—		—

Net assets	$1,180	$—		$—

(1) Investments in securities at cost	$129,509	$101,854		$86,543
(2) Investment in affiliated funds at cost	$3,100	$—		$334
(3) Written options at cost	$—	$309		$—
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	Duff & Phelps International Series	Duff & Phelps Real Estate Securities Series	Equity Trend Series
Investment Income
Dividends	$3,024	$1,304	$34
Foreign taxes withheld	(251)	—	—	(1)

Total investment income	2,773	1,304	34

Expenses
Investment advisory fees	670	298	21
Administration fees	123	55	3
Distribution and service fees	223	99	5
Transfer agent fees and expenses	1	2	1
Custodian fees	27	1	1
Printing fees and expenses	23	11	1
Professional fees	18	15	9
Trustees’ fees and expenses	12	6	—	(1)
Miscellaneous expenses	16	6	1

Total expenses	1,113	493	42
Less expenses reimbursed and/or waived by investment advisor	(59)	(31)	(7)
Custody fees reimbursed (Note 14)	— (1)	— (1)	—
Earnings credit from custodian	(17)	(2)	—	(1)

Net expenses	1,037	460	35

Net investment income (loss)	1,736	844	(1)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,160)	4,508	160
Net realized gain (loss) on foreign currency transactions	(434)	—	—
Net change in unrealized appreciation (depreciation) on investments	12,457	(4,080)	213
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(1,183)	—	—

Net Realized and Unrealized Gain (Loss) on Investments	9,680	428	373

Net increase (decrease) in net assets resulting from operations	$11,416	$1,272	$372

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	KAR Capital Growth Series		KAR Small-Cap Growth Series	KAR Small-Cap Value Series
Investment Income
Dividends	$1,033		$246	$550
Foreign taxes withheld	(4)		—	(5)

Total investment income	1,029		246	545

Expenses
Investment advisory fees	695		284	417
Administration fees	136		45	63
Distribution and service fees	248		82	116
Transfer agent fees and expenses	—	(1)	1	— (1)
Custodian fees	3		3	1
Printing fees and expenses	22		7	11
Professional fees	16		15	15
Trustees’ fees and expenses	13		4	6
Miscellaneous expenses	15		4	5

Total expenses	1,148		445	634
Less expenses reimbursed and/or waived by investment advisor	(124)		(48)	(79)
Custody fees reimbursed (Note 14)	—	(1)	— (1)	— (1)
Earnings credit from custodian	—		(2)	—

Net expenses	1,024		395	555

Net investment income (loss)	5		(149)	(10)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	6,754		1,016	7,052
Net change in unrealized appreciation (depreciation) on investments	30,736		10,224	(766)

Net Realized and Unrealized Gain (Loss) on Investments	37,490		11,240	6,286

Net increase (decrease) in net assets resulting from operations	$37,495		$11,091	$6,276

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2017

($ reported in thousands)

	Newfleet Multi-Sector Intermediate Bond Series	Rampart Enhanced Core Equity Series	Strategic Allocation Series
Investment Income
Interest	$3,466	$—	$766
Dividends	16	1,003	457
Dividends from affiliated funds	86	—	9
Foreign taxes withheld	(2)	—	(27)

Total investment income	3,566	1,003	1,205

Expenses
Investment advisory fees	329	367	261
Administration fees	90	72	103
Distribution and service fees	164	131	119
Transfer agent fees and expenses	2	— (1)	1
Custodian fees	4	7	15
Printing fees and expenses	16	12	11
Professional fees	18	15	18
Trustees’ fees and expenses	9	7	6
Miscellaneous expenses	11	7	6

Total expenses	643	618	540
Less expenses reimbursed and/or waived by investment advisor	(33)	(104)	(75)
Custody fees reimbursed (Note 14)	— (1)	— (1)	— (1)
Earnings credit from custodian	(2)	(2)	(1)

Net expenses	608	512	464

Net investment income (loss)	2,958	491	741

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(54)	10,464	(142)
Net realized gain (loss) on foreign currency transactions	(7)	—	— (1)
Net realized gain (loss) on written options	—	3,760	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	2,491	(5,616)	8,924
Net change in unrealized appreciation (depreciation) on affiliated investments	3	—	1
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(1)	—	— (1)
Net change in unrealized appreciation (depreciation) on written options	—	116	—

Net Realized and Unrealized Gain (Loss) on Investments	2,432	8,724	8,783

Net increase (decrease) in net assets resulting from operations	$5,390	$9,215	$9,524

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Duff & Phelps International Series		Duff & Phelps Real Estate Securities Series		Equity Trend Series
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,736	$1,253	$844	$1,237	$(1)	$(11)
Net realized gain (loss)	(1,594)	(14,918)	4,508	13,447	160	(518)
Net change in unrealized appreciation (depreciation)	11,274	9,833	(4,080)	(9,047)	213	147

Increase (decrease) in net assets resulting from operations	11,416	(3,832)	1,272	5,637	372	(382)

From Distributions to Shareholders
Net investment income, Class A	(1,221)	(1,466)	(536)	(1,520)	—	—
Net investment income, Class I	(1)	(1)	(1)	(4)	—	—
Net realized short-term gains, Class A	—	—	(299)	(476)	—	—
Net realized short-term gains, Class I	—	—	(1)	(1)	—	—
Net realized long-term gains, Class A	—	(36,139)	(2,567)	(12,222)	—	—
Net realized long-term gains, Class I	—	(16)	(6)	(28)	—	—

Decrease in net assets from distributions to shareholders	(1,222)	(37,622)	(3,410)	(14,251)	—	—

From Share Transactions
Sale of shares
Class A	1,524	2,480	2,637	8,088	106	178
Class I	—	—	43	89	— (1)	—
Reinvestment of distributions
Class A	1,221	37,605	3,402	14,218	—	—
Class I	1	17	8	33	—	—
Shares repurchased
Class A	(12,726)	(30,771)	(6,102)	(20,375)	(1,031)	(6,285)
Class I	—	—	(52)	(54)	— (1)	(3)

Increase (decrease) in net assets from share transactions	(9,980)	9,331	(64)	1,999	(925)	(6,110)

Net increase (decrease) in net assets	214	(32,123)	(2,202)	(6,615)	(553)	(6,492)

Net Assets
Beginning of period	177,954	210,077	81,442	88,057	4,563	11,055

End of period	$178,168	$177,954	$79,240	$81,442	$4,010	$4,563

Accumulated undistributed net investment income (loss) at end of period	$308	$(207)	$413	$106	$(51)	$(50)

Shares
Sales of shares
Class A	134	209	129	340	9	16
Class I	—	—	2	4	— (2)	—
Reinvestment of distributions
Class A	105	3,585	171	683	—	—
Class I	— (2)	2	— (2)	1	—	—
Shares repurchased
Class A	(1,112)	(2,543)	(297)	(870)	(86)	(582)
Class I	—	—	(3)	(2)	— (2)	— (2)

Net Increase/(Decrease)	(873)	1,253	2	156	(77)	(566)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Capital Growth Series		KAR Small-Cap Growth Series		KAR Small-Cap Value Series
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$5	$(7)	$(149)	$(163)	$(10)	$1,764
Net realized gain (loss)	6,754	18,654	1,016	4,817	7,052	13,250
Net change in unrealized appreciation (depreciation)	30,736	(20,728)	10,224	8,834	(766)	6,544

Increase (decrease) in net assets resulting from operations	37,495	(2,081)	11,091	13,488	6,276	21,558

From Distributions to Shareholders
Net investment income, Class A	—	(4,514)	—	—	(204)	(1,727)
Net realized short-term gains, Class A	—	—	(94)	(673)	(627)	(700)
Net realized short-term gains, Class I	—	—	(2)	(4)	—	—
Net realized long-term gains, Class A	—	—	(256)	(4,609)	(3,111)	(10,074)
Net realized long-term gains, Class I	—	—	(5)	(24)	—	—

Decrease in net assets from distributions to shareholders	—	(4,514)	(357)	(5,310)	(3,942)	(12,501)

From Share Transactions
Sale of shares
Class A	1,022	3,451	589	2,658	436	1,445
Class I	—	—	1,056	247	—	—
Reinvestment of distributions
Class A	—	4,514	350	5,282	3,942	12,501
Class I	—	—	7	28	—	—
Shares repurchased
Class A	(15,167)	(25,945)	(4,517)	(8,957)	(10,771)	(20,871)
Class I	—	—	(239)	(126)	—	—

Increase (decrease) in net assets from share transactions	(14,145)	(17,980)	(2,754)	(868)	(6,393)	(6,925)

Net increase (decrease) in net assets	23,350	(24,575)	7,980	7,310	(4,059)	2,132

Net Assets
Beginning of period	185,519	210,094	63,361	56,051	94,966	92,834

End of period	$208,869	$185,519	$71,341	$63,361	$90,907	$94,966

Accumulated undistributed net investment income (loss) at end of period	$(359)	$(364)	$(262)	$(113)	$(102)	$112

Shares
Sales of shares
Class A	38	141	26	128	25	85
Class I	—	—	46	12	—	—
Reinvestment of distributions
Class A	—	186	14	250	229	754
Class I	—	—	— (1)	1	—	—
Shares repurchased
Class A	(562)	(1,062)	(194)	(443)	(622)	(1,270)
Class I	—	—	(10)	(6)	—	—

Net Increase/(Decrease)	(524)	(735)	(118)	(58)	(368)	(431)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet Multi-Sector Intermediate Bond Series		Rampart Enhanced Core Equity Series		Strategic Allocation Series
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,958	$6,486	$491	$1,903	$741	$1,989
Net realized gain (loss)	(61)	(1,865)	14,224	20,692	(142)	10,276
Net change in unrealized appreciation (depreciation)	2,493	7,154	(5,500)	(13,640)	8,925	(11,468)

Increase (decrease) in net assets resulting from operations	5,390	11,775	9,215	8,955	9,524	797

From Distributions to Shareholders
Net investment income, Class A	(2,666)	(5,840)	(967)	(1,308)	(959)	(1,648)
Net investment income, Class I	(25)	(11)	—	—	—	—
Net realized short-term gains, Class A	—	—	(322)	(358)	—	—
Net realized long-term gains, Class A	—	—	(2,554)	(19,641)	(312)	(10,307)

Decrease in net assets from distributions to shareholders	(2,691)	(5,851)	(3,843)	(21,307)	(1,271)	(11,955)

From Share Transactions
Sale of shares
Class A	11,558	12,757	302	1,665	111	1,292
Class I	1,014	9	—	—	—	—
Reinvestment of distributions
Class A	2,666	5,840	3,843	21,307	1,271	11,955
Class I	25	11	—	—	—	—
Shares repurchased
Class A	(12,263)	(30,100)	(9,008)	(15,946)	(6,927)	(15,638)
Class I	(97)	(1)	—	—	—	—

Increase (decrease) in net assets from share transactions	2,903	(11,484)	(4,863)	7,026	(5,545)	(2,391)

Net increase (decrease) in net assets	5,602	(5,560)	509	(5,326)	2,708	(13,549)

Net Assets
Beginning of period	129,211	134,771	104,587	109,913	93,276	106,825

End of period	$134,813	$129,211	$105,096	$104,587	$95,984	$93,276

Accumulated undistributed net investment income (loss) at end of period	$347	$80	$(80)	$396	$6	$224

Shares
Sales of shares
Class A	1,225	1,391	24	123	10	104
Class I	108	1	—	—	—	—
Reinvestment of distributions
Class A	285	642	303	1,759	106	1,085
Class I	3	1	—	—	—	—
Shares repurchased
Class A	(1,302)	(3,292)	(714)	(1,190)	(598)	(1,271)
Class I	(10)	— (1)	—	—	—	—

Net Increase/(Decrease)	309	(1,257)	(387)	692	(482)	(82)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Duff & Phelps International Series
Class A
1/1/17 to 6/30/17(15)	$10.95	0.11		0.61	0.72	(0.08)	—	(0.08)	0.64	$11.59	6.57	%(6)	$178,076	1.16	%(5)	1.25	%(5)	1.95	%(5)	42	%(6)
1/1/16 to 12/31/16	14.01	0.08		(0.44)	(0.36)	(0.09)	(2.61)	(2.70)	(3.06)	10.95	(1.61	)(13)	177,868	1.18	(11)(13)	1.26		0.62	(13)	83
1/1/15 to 12/31/15	16.67	0.35		(2.04)	(1.69)	(0.37)	(0.60)	(0.97)	(2.66)	14.01	(10.48)		209,990	1.19	(11)	1.30		2.16		104
1/1/14 to 12/31/14	18.23	0.67		(1.34)	(0.67)	(0.71)	(0.18)	(0.89)	(1.56)	16.67	(3.90)		261,281	1.18		1.26		3.60		9
1/1/13 to 12/31/13	17.30	0.35		0.97	1.32	(0.39)	—	(0.39)	0.93	18.23	7.78		317,726	1.18		1.18		1.97		11
1/1/12 to 12/31/12	15.28	0.41		2.06	2.47	(0.45)	—	(0.45)	2.02	17.30	16.52		341,717	1.06	(7)	1.18		2.53		13

Class I
1/1/17 to 6/30/17(15)	$10.94	0.13		0.60	0.73	(0.10)	—	(0.10)	0.63	$11.57	6.62	%(6)	$92	0.91	%(5)	0.99	%(5)	2.22	%(5)	42	%(6)
1/1/16 to 12/31/16	13.99	0.11		(0.42)	(0.31)	(0.13)	(2.61)	(2.74)	(3.05)	10.94	(1.28	)(13)	86	0.93	(11)(13)	1.01		0.88	(13)	83
1/1/15 to 12/31/15	16.65	0.38		(2.03)	(1.65)	(0.41)	(0.60)	(1.01)	(2.66)	13.99	(10.26)		87	0.94	(11)	1.05		2.39		104
1/1/14 to 12/31/14	18.22	0.69		(1.32)	(0.63)	(0.76)	(0.18)	(0.94)	(1.57)	16.65	(3.71)		97	0.93		1.01		3.71		9
4/30/13(4) to 12/31/13	18.40	0.18		0.08	0.26	(0.44)	—	(0.44)	(0.18)	18.22	1.17	(6)	104	0.93	(5)	0.93	(5)	1.54	(5)	11	(9)
Duff & Phelps Real Estate Securities Series
Class A
1/1/17 to 6/30/17(15)	$20.31	0.22		0.11	0.33	(0.14)	(0.75)	(0.89)	(0.56)	$19.75	1.58	%(6)	$79,048	1.15	%(5)	1.24	%(5)	2.12	%(5)	14	%(6)
1/1/16 to 12/31/16	22.85	0.34		1.17	1.51	(0.43)	(3.62)	(4.05)	(2.54)	20.31	6.82	(13)	81,243	1.17	(11)(13)	1.25		1.42	(13)	35
1/1/15 to 12/31/15	27.05	0.44		0.17	0.61	(0.37)	(4.44)	(4.81)	(4.20)	22.85	2.38		87,899	1.18	(11)	1.29		1.64		18
1/1/14 to 12/31/14	23.33	0.29		7.00	7.29	(0.31)	(3.26)	(3.57)	3.72	27.05	31.62		105,508	1.16		1.27		1.10		22
1/1/13 to 12/31/13	27.78	0.34		(0.05)	0.29	(0.43)	(4.31)	(4.74)	(4.45)	23.33	0.90		90,794	1.16		1.22		1.20		26
1/1/12 to 12/31/12	26.18	0.30		4.10	4.40	(0.29)	(2.51)	(2.80)	1.60	27.78	16.98		102,399	1.11	(7)	1.20		1.03		18

Class I
1/1/17 to 6/30/17(15)	$20.27	0.24		0.12	0.36	(0.17)	(0.75)	(0.92)	(0.56)	$19.71	1.71	%(6)	$192	0.91	%(5)	0.99	%(5)	2.40	%(5)	14	%(6)
1/1/16 to 12/31/16	22.81	0.35		1.22	1.57	(0.49)	(3.62)	(4.11)	(2.54)	20.27	7.10	(13)	199	0.92	(11)(13)	1.00		1.46	(13)	35
1/1/15 to 12/31/15	27.02	0.48		0.19	0.67	(0.44)	(4.44)	(4.88)	(4.21)	22.81	2.62		158	0.94	(11)	1.05		1.79		18
1/1/14 to 12/31/14	23.30	0.34		7.02	7.36	(0.38)	(3.26)	(3.64)	3.72	27.02	31.98		134	0.91		1.02		1.30		22
4/30/13(4) to 12/31/13	30.96	0.23		(3.08)	(2.85)	(0.50)	(4.31)	(4.81)	(7.66)	23.30	(10.45	)(6)	102	0.91	(5)	0.98	(5)	1.23	(5)	26	(9)
Equity Trend Series
Class A
1/1/17 to 6/30/17(15)	$11.27	—	(12)	0.98	0.98	—	—	—	0.98	$12.25	8.70	%(6)	$3,881	1.70	%(5)	2.01	%(5)	(0.08	)%(5)	46	%(6)
1/1/16 to 12/31/16	11.38	(0.02)		(0.09)	(0.11)	—	—	—	(0.11)	11.27	(0.97)		4,444	1.70	(11)	1.92		(0.19)		187
1/1/15 to 12/31/15	12.55	(0.11)		(1.06)	(1.17)	—	—	—	(1.17)	11.38	(9.32)		10,932	1.71	(11)	2.23		(0.92)		366
1/1/14 to 12/31/14	13.30	0.04		0.27	0.31	(0.05)	(1.01)	(1.06)	(0.75)	12.55	2.23		36,680	1.70	(8)	1.65		0.32		473
1/1/13 to 12/31/13	10.41	0.06		2.92	2.98	(0.05)	(0.04)	(0.09)	2.89	13.30	28.71		18,710	1.70		1.79		0.52		108
1/1/12 to 12/31/12	9.49	0.15		0.86	1.01	(0.09)	—	(0.09)	0.92	10.41	10.69		4,958	1.70		2.07		1.50		272

Class I
1/1/17 to 6/30/17(15)	$11.35	0.01		0.99	1.00	—	—	—	1.00	$12.35	8.81	%(6)	$129	1.45	%(5)	1.76	%(5)	0.18	%(5)	46	%(6)
1/1/16 to 12/31/16	11.43	0.02		(0.10)	(0.08)	—	—	—	(0.08)	11.35	(0.70)		119	1.46	(11)	1.65		0.20		187
1/1/15 to 12/31/15	12.57	(0.08)		(1.06)	(1.14)	—	—	—	(1.14)	11.43	(9.00)		123	1.46	(11)	2.06		(0.57)		366
1/1/14 to 12/31/14	13.30	0.05		0.29	0.34	(0.06)	(1.01)	(1.07)	(0.73)	12.57	2.39		277	1.45	(8)	1.41		0.40		473
4/30/13(4) to 12/31/13	11.69	0.07		1.66	1.73	(0.08)	(0.04)	(0.12)	1.61	13.30	14.64	(6)	140	1.45	(5)	1.50	(5)	0.89	(5)	108	(9)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
KAR Capital Growth Series
Class A
1/1/17 to 6/30/17(15)	$24.09	—	(12)	5.02	5.02	—	—	—	5.02	$29.11	20.80	%(6)	$208,869	1.03	%(5)	1.15	%(5)	0.01	%(5)	9	%(6)
1/1/16 to 12/31/16	24.91	—	(12)	(0.22)	(0.22)	(0.60)	—	(0.60)	(0.82)	24.09	(0.86	)(13)	185,519	1.04	(11)(13)	1.18		(0.10	)(13)	23
1/1/15 to 12/31/15	22.79	(0.01)		2.13	2.12	—	—	—	2.12	24.91	9.26		210,094	1.04	(11)	1.21		(0.04)		19
1/1/14 to 12/31/14	20.41	(0.00)		2.39	2.39	(0.01)	—	(0.01)	2.38	22.79	11.73		217,038	1.03		1.19		(0.01)		29
1/1/13 to 12/31/13	15.82	0.04		4.61	4.65	(0.06)	—	(0.06)	4.59	20.41	29.44		218,264	1.03		1.14		0.19		30
1/1/12 to 12/31/12	13.99	0.11		1.81	1.92	(0.09)	—	(0.09)	1.83	15.82	13.76		189,975	0.96	(7)	1.13		0.68		16
KAR Small-Cap Growth Series
Class A
1/1/17 to 6/30/17(15)	$21.61	(0.05)		3.92	3.87	—	(0.13)	(0.13)	3.74	$25.35	17.89	%(6)	$69,997	1.19	%(5)	1.34	%(5)	(0.45	)%(5)	6	%(6)
1/1/16 to 12/31/16	18.75	(0.06)		4.85	4.79	—	(1.93)	(1.93)	2.86	21.61	25.92	(13)	63,008	1.20	(11)(13)	1.37		(0.37	)(13)	18
1/1/15 to 12/31/15	20.73	(0.04)		0.23	0.19	—	(2.17)	(2.17)	(1.98)	18.75	0.73		55,872	1.20	(11)	1.41		(0.17)		18
1/1/14 to 12/31/14	21.72	(0.13)		1.29	1.16	—	(2.15)	(2.15)	(0.99)	20.73	5.50		63,483	1.19		1.38		(0.62)		20
1/1/13 to 12/31/13	15.66	(0.12)		6.39	6.27	(0.05)	(0.16)	(0.21)	6.06	21.72	40.20		70,948	1.19		1.33		(0.63)		28
1/1/12 to 12/31/12	14.03	0.07		1.59	1.66	(0.03)	—	(0.03)	1.63	15.66	11.81		59,898	1.07	(7)	1.32		0.44		16

Class I
1/1/17 to 6/30/17(15)	$21.86	(0.02)		3.96	3.94	—	(0.13)	(0.13)	3.81	$25.67	18.01	%(6)	$1,344	0.93	%(5)	1.09	%(5)	(0.20	)%(5)	6	%(6)
1/1/16 to 12/31/16	18.90	0.01		4.88	4.89	—	(1.93)	(1.93)	2.96	21.86	26.25	(13)	353	0.95	(11)(13)	1.12		(0.10	)(13)	18
1/1/15 to 12/31/15	20.82	—	(12)	0.25	0.25	—	(2.17)	(2.17)	(1.92)	18.90	1.01		179	0.96	(11)	1.17		(0.02)		18
1/1/14 to 12/31/14	21.75	(0.07)		1.29	1.22	—	(2.15)	(2.15)	(0.93)	20.82	5.78		275	0.94		1.14		(0.34)		20
4/30/13(4) to 12/31/13	17.29	(0.03)		4.70	4.67	(0.05)	(0.16)	(0.21)	4.46	21.75	26.28	(6)	137	0.94	(5)	1.07	(5)	(0.23	)(5)	28	(9)
KAR Small-Cap Value Series
Class A
1/1/17 to 6/30/17(15)	$16.69	—	(12)	1.16	1.16	(0.04)	(0.73)	(0.77)	0.39	$17.08	6.93	%(6)	$90,907	1.20	%(5)	1.37	%(5)	(0.02	)%(5)	13	%(6)
1/1/16 to 12/31/16	15.17	0.32		3.66	3.98	(0.34)	(2.12)	(2.46)	1.52	16.69	26.54	(13)	94,966	1.21	(11)(13)	1.40		1.85	(13)	22
1/1/15 to 12/31/15	17.03	0.09		(0.29)	(0.20)	(0.09)	(1.57)	(1.66)	(1.86)	15.17	(1.37)		92,834	1.22	(11)	1.43		0.56		16
1/1/14 to 12/31/14	17.72	0.10		0.24	0.34	(0.11)	(0.92)	(1.03)	(0.69)	17.03	1.83		113,030	1.20		1.41		0.61		26
1/1/13 to 12/31/13	12.66	0.04		5.11	5.15	(0.09)	—	(0.09)	5.06	17.72	40.77		135,352	1.20		1.35		0.25		14
1/1/12 to 12/31/12	11.99	0.29		0.67	0.96	(0.29)	—	(0.29)	0.67	12.66	8.13		118,741	1.29	(7)	1.34		2.29		17

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/17 to 6/30/17(15)	$9.14	0.21	0.17	0.38	(0.19)	—	(0.19)	—		0.19	$9.33	4.15	%(6)	$133,633	0.93	%(5)	0.98	%(5)	4.50	%(5)	35	%(6)
1/1/16 to 12/31/16	8.75	0.44	0.37	0.81	(0.42)	—	(0.42)	—		0.39	9.14	9.29	(13)	128,969	0.94	(11)(13)	1.00		4.82	(13)	68
1/1/15 to 12/31/15	9.25	0.45	(0.56)	(0.11)	(0.39)	—	(0.39)	—	(10)	(0.50)	8.75	(1.26)		134,558	0.95	(11)	1.03		4.89		55
1/1/14 to 12/31/14	9.54	0.48	(0.29)	0.19	(0.48)	—	(0.48)	—		(0.29)	9.25	1.90		154,915	0.94		1.01		4.93		48
1/1/13 to 12/31/13	9.88	0.51	(0.30)	0.21	(0.55)	—	(0.55)	—		(0.34)	9.54	2.25		171,995	0.94		0.96		5.23		56
1/1/12 to 12/31/12	9.18	0.58	0.74	1.32	(0.62)	—	(0.62)	—		0.70	9.88	14.69		203,775	0.78	(7)	0.94		5.94		85

Class I
1/1/17 to 6/30/17(15)	$9.12	0.22	0.18	0.40	(0.20)	—	(0.20)	—		0.20	$9.32	4.29	%(6)	$1,180	0.68	%(5)	0.73	%(5)	4.72	%(5)	35	%(6)
1/1/16 to 12/31/16	8.74	0.47	0.35	0.82	(0.44)	—	(0.44)	—		0.38	9.12	9.46	(13)	242	0.69	(11)(13)	0.75		5.08	(13)	68
1/1/15 to 12/31/15	9.24	0.47	(0.56)	(0.09)	(0.41)	—	(0.41)	—	(10)	(0.50)	8.74	(1.00)		213	0.70	(11)	0.78		5.11		55
1/1/14 to 12/31/14	9.53	0.51	(0.29)	0.22	(0.51)	—	(0.51)	—		(0.29)	9.24	2.16		223	0.69		0.76		5.19		48
4/30/13(4) to 12/31/13	10.19	0.36	(0.44)	(0.08)	(0.58)	—	(0.58)	—		(0.66)	9.53	(0.89	)(6)	124	0.69	(5)	0.71	(5)	5.54	(5)	56	(9)
Rampart Enhanced Core Equity Series
Class A
1/1/17 to 6/30/17(15)	$11.97	0.06	1.04	1.10	(0.12)	(0.36)	(0.48)	—		0.62	$12.59	9.13	%(6)	$105,096	0.98	%(5)	1.18	%(5)	0.93	%(5)	226	%(6)
1/1/16 to 12/31/16	13.67	0.25	1.01	1.26	(0.18)	(2.78)	(2.96)	—		(1.70)	11.97	9.41	(13)	104,587	0.99	(11)(13)	1.20		1.41	(13)	241	(14)
1/1/15 to 12/31/15	16.91	0.13	(1.55)	(1.42)	(0.14)	(1.68)	(1.82)	—		(3.24)	13.67	(8.91)		109,913	0.99	(11)	1.23		0.83		94
1/1/14 to 12/31/14	17.23	0.16	1.51	1.67	(0.17)	(1.82)	(1.99)	—		(0.32)	16.91	9.64		139,122	0.98		1.20		0.91		53
1/1/13 to 12/31/13	14.23	0.11	4.39	4.50	(0.14)	(1.36)	(1.50)	—		3.00	17.23	31.81		150,383	0.98		1.14		0.84		54
1/1/12 to 12/31/12	12.51	0.12	1.73	1.85	(0.13)	—	(0.13)	—		1.72	14.23	14.77		137,385	0.91	(7)	1.14		0.83		73
Strategic Allocation Series
Class A
1/1/17 to 6/30/17(15)	$10.88	0.09	1.05	1.14	(0.12)	(0.04)	(0.16)	—		0.98	$11.86	10.46	%(6)	$95,984	0.98	%(5)	1.14	%(5)	1.56	%(5)	20	%(6)
1/1/16 to 12/31/16	12.34	0.24	(0.14)	0.10	(0.21)	(1.35)	(1.56)	—		(1.46)	10.88	0.82	(13)	93,276	0.99	(11)(13)	1.09		1.96	(13)	114
1/1/15 to 12/31/15	14.30	0.25	(0.98)	(0.73)	(0.24)	(0.99)	(1.23)	—		(1.96)	12.34	(5.38)		106,825	0.99	(11)	1.13		1.79		75
1/1/14 to 12/31/14	14.41	0.28	0.80	1.08	(0.32)	(0.87)	(1.19)	—		(0.11)	14.30	7.51		129,473	0.98		1.11		1.89		47
1/1/13 to 12/31/13	13.48	0.27	2.13	2.40	(0.29)	(1.18)	(1.47)	—		0.93	14.41	17.99		137,453	0.98		1.06		1.88		49
1/1/12 to 12/31/12	12.17	0.29	1.33	1.62	(0.31)	—	(0.31)	—		1.31	13.48	13.42		135,046	0.87	(7)	1.05		2.18		72

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)	Each Series will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date.
(5)	Annualized.
(6)	Not Annualized.
(7)	Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.
(8)	See Note 3D in the Notes to Financial Statements for information on recapture of expense previously waived.
(9)	Portfolio turnover is representative of the Series for the entire period.
(10)	Amount is less than $.005 per share and payment from affiliate had no impact on total performance.
(11)	Net expense ratios include proxy expenses.
(12)	Amount is less than $.005 per share.
(13)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps International Series 0.04%,
Duff & Phelps Real Estate Securities Series 0.02% (Class A) and 0.03% (Class I),
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.09% (Class A) and 0.14% (Class I),
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04% (Class A) and 0.05% (Class I),
Rampart Enhanced Core Equity Series 0.46%,
Strategic Allocation Series 0.03%.

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:
Duff & Phelps International Series 0.04%,
Duff & Phelps Real Estate Securities Series 0.03%,
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.08%,
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04%,
Rampart Enhanced Core Equity Series 0.44%,
Strategic Allocation Series 0.03%.

The amounts reflected in the Statements of Operations for 2017 were immaterial and do not impact the financial highlights.

Please refer to Note 14 in the Notes to Financial Statements for a further explanation on the custody fees reimbursed.
(14)	The increase in the portfolio turnover rate is due to a change in the subadviser associated with a strategy change on the Series.
(15)	Unaudited.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

JUNE 30, 2017

Note 1—Organization

Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.

The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of nine series (each a “Series”), each reported in this semiannual report.

Series Name	Each Series Seeks to Provide
Duff & Phelps International Series	High total return consistent with reasonable risk
Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis
Equity Trend Series	Long-term capital appreciation
KAR Capital Growth Series	Long-term growth of capital
KAR Small-Cap Growth Series	Long-term capital growth
KAR Small-Cap Value Series	Long-term capital appreciation
Newfleet Multi-Sector Intermediate Bond Series	Long-term total return
Rampart Enhanced Core Equity Series	Capital appreciation and current income
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk

Each Series offers Class A shares. The Duff & Phelps International Series, Duff & Phelps Real Estate Securities Series, Equity Trend Series, KAR Small-Cap Growth Series, and Newfleet Multi-Sector Intermediate Bond Series also offer Class I shares.

Note 2—Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below, and for derivatives, included in Note 6 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees of the Series (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2017

factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Series and other affiliated open- and closed-end funds are allocated in proportion to the net assets of each such Series/fund, except where allocation of direct expense to each Series/fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro rata expenses of any underlying open- and closed-end funds in which the Series invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investments in loans may be in the form of participations in

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2017

loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At June 30, 2017, all loan agreements held by the Series were assignment loans.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Earnings Credit and Interest

Through arrangements with the Series’ custodian, most Series either receive an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Series’ custody expenses. The credits are reflected as “Earnings credit from custodian” and the interest is reflected under “Interest income” in the Series’ Statements of Operations for the period, as applicable.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser of the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

As compensation for its services to the Series, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
Duff & Phelps International Series	0.75%	0.70%	0.65%
KAR Capital Growth Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
Rampart Enhanced Core Equity Series	0.70	0.65	0.60
Strategic Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%

		Rate
Equity Trend Series		1.00%

During the period covered by these financial statements, each of Newfleet Multi-Sector Intermediate Bond Series and Strategic Allocation Series invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2017

fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Series on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waivers amounted to $8 and $1, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “expenses reimbursed and/or waived by investment adviser.”

B.	Subadvisers

The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Duff & Phelps International Series	Duff & Phelps Investment Management Co. (“DPIM”)*
Duff & Phelps Real Estate Securities Series	DPIM*
KAR Capital Growth Series	Kayne Anderson Rudnick Investment Management, LLC (“KAR”)*
KAR Small-Cap Growth Series	KAR*
KAR Small-Cap Value Series	KAR*

Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet Asset Management, LLC (“NF”)*
Rampart Enhanced Core Equity Series	Rampart Investment Management Company, LLC*
Strategic Allocation Series:
Equity Portfolio (domestic)	KAR*
Equity Portfolio (international)	DPIM*
Fixed Income Portfolio	NF*

*	An indirect wholly owned subsidiary of Virtus.

Equity Trend Series does not have a subadviser.

C.	Expense Limits

The Adviser has extended the contractual agreement to limit total operating expenses of each Series of the Trust through April 30, 2018 (excluding front-end or contingent deferred loads, interest, taxes, leverage expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed the following percentages of average net assets:

	Maximum Total Operating Expenses
	Class A	Class I
Duff & Phelps International Series	1.18%	0.93%
Duff & Phelps Real Estate Securities Series	1.16	0.91
Equity Trend Series	1.70	1.45
KAR Capital Growth Series	1.03	—
KAR Small-Cap Growth Series	1.19	0.94
KAR Small-Cap Value Series	1.20	—
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
Rampart Enhanced Core Equity Series	0.98	—
Strategic Allocation Series	0.98	—

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration Date
	2017	2018	2019	2020	Total
Duff & Phelps International Series	$155	$265	$126	$59	$605
Duff & Phelps Real Estate Securities Series	63	105	72	31	271
Equity Trend Series	4	103	14	7	128
KAR Capital Growth Series	178	375	275	124	952
KAR Small-Cap Growth Series	61	126	100	48	335
KAR Small-Cap Value Series	121	219	172	79	591
Newfleet Multi-Sector Intermediate Bond Series	64	118	71	25	278
Rampart Enhanced Core Equity Series	161	300	210	104	775
Strategic Allocation Series	92	168	102	74	436

E.	Administrator and Distributor

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator to the Series.

For the six months ended June 30, 2017 (the “period”), the Series incurred administration fees totaling $468 which are included in the Statements of Operations. A portion of these fees was paid to an outside entity that also provides services to the Series.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2017

VP Distributors, LLC (“VP Distributors” or the “Distributor”), an indirect wholly owned subsidiary of Virtus, serves as the distributor for all the Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2017, the Series incurred distribution fees totaling $1,187 which are included in the Statements of Operations. A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners.

F.	Affiliated Accounts

At June 30, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Series which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Duff & Phelps International Series
Class I	7,952	$92
Duff & Phelps Real Estate Securities Series
Class I	6,703	132
Equity Trend Series
Class I	9,345	115
KAR Small-Cap Growth Series
Class I	7,831	201
Newfleet Multi-Sector Intermediate Bond Series
Class I	12,292	115

G.	Investments in Affiliates

A summary of the total long-term and short-term purchases and sales of an affiliated fund, Virtus Newfleet Credit Opportunities Fund, during the period ended June 30, 2017, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Intermediate Bond Series	$3,074	$—	$—	$3,077	$86	$—
Strategic Allocation Series	332	—	—	332	9	—

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2017.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term investments) during the period ended June 30, 2017, were as follows:

	Purchases	Sales
Duff & Phelps International Series	$72,717	$75,180
Duff & Phelps Real Estate Securities Series	11,038	12,540
Equity Trend Series	1,937	2,828
KAR Capital Growth Series	17,763	26,501
KAR Small-Cap Growth Series	4,027	7,702
KAR Small-Cap Value Series	11,577	16,728
Newfleet Multi-Sector Intermediate Bond Series	42,467	39,906
Rampart Enhanced Core Equity Series	231,492	239,331
Strategic Allocation Series	17,072	21,660

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2017, were as follows:

	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$5,437	$6,414
Strategic Allocation Series	1,588	2,296

Note 5—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

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JUNE 30, 2017

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

At June 30, 2017, the Series below held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
Equity Trend Series	Consumer Discretionary	27%
KAR Capital Growth Series	Information Technology	39
KAR Capital Growth Series	Consumer Discretionary	26
KAR Small-Cap Growth Series	Information Technology	25

Note 6—Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Series.

Forward Currency Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

During the fiscal period, the Duff & Phelps International Series entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).

These foreign currency contracts were executed under the ISDA 2002 Master Agreement without any Schedule thereto and without the requirement of posting any collateral to the counterparty.

The following is a summary of the Series’ foreign currency exchange contracts which have a primary risk exposure as of June 30, 2017:

Statements of Assets and Liabilities
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	(690)

$(690)

Statements of Operations
Net realized gain (loss) on forward foreign currency exchange contracts[1]	$(452)
Net Change in Unrealized Appreciation / (Depreciation) on forward foreign currency exchange contracts[2]	(1,186)

$(1,638)

[1]	Included in Net realized gain (loss) on foreign currency transactions within the Statements of Operations.
[2]	Included in Net change in unrealized appreciation (depreciation) on foreign currency transactions within the Statement of Operations.

For the period ended June 30, 2017, the average daily cost of foreign currency exchange contracts purchased were $34,431 and the average daily cost of foreign currency exchange contracts sold were $40,737.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Series anticipates a significant market or sector advance. The Series are subject to equity price risk in the normal course of pursuing their investment objectives. The Series may use options contracts to hedge against changes in the values of equities.

When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2017

value of the option. Holdings of the Series designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” on the Statements of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statements of Operations.

The risk in writing call options is that the Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Enhanced Core Equity Series invests in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

Written options transactions held by Rampart Enhanced Core Equity Series, during the period ended June 30, 2017, were as follows:

	Calls		Puts
	Number of Contracts	Premiums received	Number of Contracts	Premiums received
Written Options outstanding at December 31, 2016	841	$67	841	$204
Options written	12,413	877	12,587	3,630
Options closed	(4,270)	(344)	(3,568)	(958)
Options expired	(8,085)	(572)	(8,961)	(2,595)
Options exercised	—	—	—	—

Written Options outstanding at June 30, 2017	899	28	899	281

The following is a summary of the Rampart Enhanced Core Equity Series’ derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of June 30, 2017:

Statements of Assets and Liabilities
Rampart Enhanced Core Equity
Assets: Purchased options at value	$77 (1)
Liabilities: Written options at value	(232)

Net asset (liability) balance	$(155)

Statements of Operations
	Rampart Enhanced Core Equity
Net realized gain (loss) on purchased options	$(2,041	)(2)
Net realized gain (loss) on written options	3,760
Net change in unrealized appreciation (depreciation) on purchased options	(82	)(3)
Net change in unrealized appreciation (depreciation) on written options	116

Total net realized and unrealized gain (loss)	$1,753

(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.

For the period ended June 30, 2017, Rampart Enhanced Core Equity Series’ average daily premiums paid by the Series for purchased options were $134 and the average daily premiums received for written call options by the Series were $289.

Note 7—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series has had prior claims or losses pursuant to these arrangements and they each expect the risk of loss to be remote.

Note 8—Manager of Managers

The Trust and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2017

assets of a Series, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action.

Note 9—Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

Note 10—Federal Income Tax Information

($ reported in thousands)

At June 30, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps International Series	$156,864	$20,955	$(3,460)	$17,495
Duff & Phelps Real Estate Securities Series	57,062	23,590	(2,373)	21,217
Equity Trend Series	3,378	610	(25)	585
KAR Capital Growth Series	117,700	91,284	(1,091)	90,193
KAR Small-Cap Growth Series	36,009	33,959	(670)	33,289
KAR Small-Cap Value Series	63,917	29,766	(2,629)	27,137
Newfleet Multi-Sector Intermediate Bond Series	132,718	3,960	(3,726)	234
Rampart Enhanced Core Equity Series (Including Purchased Options)	101,850	2,506	(1,174)	1,332
Rampart Enhanced Core Equity Series (Written Options)	(309)	107	(30)	77
Strategic Allocation Series	86,956	9,323	(1,069)	8,254

Certain Series have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018	No Expiration		Total
Series	Short-Term	Short-Term	Long-Term
Duff & Phelps International Series	—	$13,074	$—	$13,074
Equity Trend Series	—	2,780	—	2,780
Newfleet Multi-Sector Intermediate Bond Series	—	415	2,292	2,707

The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. Utilization of this capital loss carryover is subject to annual limits.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.

Note 11—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Series.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at June 30, 2017:

($ reported in thousands)

Series	Aggregate Value	% of Series’ Net Assets
Newfleet Multi-Sector Intermediate Bond Series	$8	0.0%
Strategic Allocation Series	1	0.0

At June 30, 2017, the Series did not hold any securities that were both illiquid and restricted.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2017

Note	12—10% Shareholders

As of June 30, 2017, each Series had individual shareholder account(s) (comprised of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies), which individually amounted to more than 10% of the total shares outstanding of each such Series as detailed below:

	% of Total Shares Outstanding	Number of Accounts
Duff & Phelps International Series	99%	2
Duff & Phelps Real Estate Securities Series	87	2
Equity Trend Series	94	3
KAR Capital Growth Series	100	2
KAR Small-Cap Growth Series	98	2
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	80	2
Rampart Enhanced Core Equity Series	100	2
Strategic Allocation Series	100	2

Note 13—Borrowings

($ reported in thousands)

On June 29, 2016, the Series and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Series to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Series’ total net assets in accordance with the Agreement. The Agreement has a term of 364 days and is renewable by the Series with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. On June 14, 2017, the term of the Agreement was extended to September 29, 2017.

The Series had no outstanding borrowings at any time during the period ended June 30, 2017.

Note 14—Custody Fees Reimbursed

State Street Bank & Trust, custodian for some of the Series through January 29, 2010, reimbursed the Series for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Amounts were reimbursed during both fiscal years ended 2016 and 2017. The amounts reimbursed, including interest, are shown in the Statement of Operations under “Custody fees reimbursed.”

Note 15—Regulatory Matters and Litigation

From time to time, the Trust, the Series’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 16—Recent Accounting Pronouncements

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 17—Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF SUBADVISORY AGREEMENT

FOR VIRTUS EQUITY TREND SERIES

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Variable Insurance Trust (the “Trust”) is responsible for the consideration and approval of advisory and subadvisory agreements for the Trust. At an in-person Board meeting held on June 1-2, 2017, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of Rampart Investment Management Company, LLC (the “Subadviser”) as subadviser to Virtus Equity Trend Series (the “Series”) and approved a new subadvisory agreement with the Subadviser (the “Subadvisory Agreement”). The Board also considered and approved the name change of the Series to Virtus Rampart Equity Trend Series.

In considering the proposal to appoint the Subadviser, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (the “Adviser”) and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether appointment of the Subadviser would be in the best interests of the Series and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Subadviser and its representatives to the Series and other Virtus Funds. The Board noted the affiliation of the Subadviser with the Adviser and any potential conflicts of interest.

The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Series and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Basis for the Board’s Recommendation

In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:

•	Nature, Extent, and Quality of the Services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadviser would provide portfolio management, compliance with the Series’ investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreement, noting that they were already providing such services as representatives of the Adviser. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Series; (b) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) the Subadviser’s brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Series were reasonable.

•	Investment Performance. The Board took into account that the proposed portfolio managers, in addition to already managing the Series on behalf of the Adviser, managed other Virtus Funds on behalf of the Subadviser, and the Board considered the performance of each such fund relative to its benchmark and comparable accounts. The Board concluded that the performance of each such fund was satisfactory.

•	Subadvisory Fee. The Board took into account that the Series’ subadvisory fees are paid by the Adviser and not by the Series, so that the Series’ shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fee schedule under the Subadvisory Agreement was the same as the subadvisory fee schedule for subadvisers of the Trust’s other series. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.

•	Profitability and Economies of Scale. In considering the expected profitability to the Subadviser in connection with its relationship to the Series, the Board noted that the fees under the Subadvisory Agreement would be paid by the Adviser out of the advisory fees that it receives under the Advisory Agreement and not by the Series. In considering the reasonableness of the fees payable by the Adviser to the Subadviser, the Board noted that, because the Subadviser is an affiliate of the Adviser, such profitability might be directly or indirectly shared by the Adviser, and therefore the Board considered the profitability together. As a result, the expected profitability to the Subadviser of its relationship with the Series was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Series to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Series. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser, serves as the principal underwriter for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Series to compensate it for providing selling activities, which could lead to growth in the Series’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of the Adviser provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of the Adviser, there are no other direct benefits to the Subadviser in providing subadvisory services to the Series, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Series could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.

CONSIDERATION OF SUBADVISORY AGREEMENT

FOR VIRTUS EQUITY TREND SERIES

BY THE BOARD OF TRUSTEES (Continued)

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Series and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Series.

Virtus Equity Trend Series,

a series of Virtus Variable Insurance Trust (the “Trust”)

Supplement dated July 21, 2017 to the Summary Prospectus and Statutory Prospectus, each dated May 1, 2017

IMPORTANT NOTICE TO INVESTORS

Effective August 25, 2017, Rampart Investment Management Company, LLC (“Rampart”) will begin serving as subadviser to Virtus Equity Trend Series. At a meeting held on June 1-2, 2017, upon recommendation by Virtus Investment Advisers, Inc. (“VIA”), the Series’ investment adviser, the Board of Trustees of the Trust voted to approve an investment subadvisory agreement between VIA and Rampart. In accordance with certain provisions of the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the rules thereunder, and/or certain exemptive orders obtained by VIA on behalf of the Series, shareholder approval is not required for this action.

No changes to the Series’ principal investment strategies or the risks related to principal investment strategies will occur as a result of implementing Rampart as a subadviser. There will be no changes to the Series’ portfolio management team except that each of the portfolio managers will provide their services as representatives of Rampart rather than VIA.

Changes to the Series’ current prospectuses are more fully described below and will be effective on August 25, 2017.

Actions described in the Series’ principal investment strategies as being taken by the Series’ adviser will be deemed to be described as being taken by the subadviser.

The following disclosure will be added under the heading “Management” in the Series’ summary prospectus and summary section of the statutory prospectus:

The Series’ subadviser is Rampart Investment Management Company, LLC (“Rampart”).

Under the subheading “Portfolio Managers” in the Series’ summary prospectus and summary section of the statutory prospectus, the disclosure for each portfolio manager will be revised by replacing “VIA” with “Rampart.”

The second paragraph under the heading “The Adviser” in the section “Management of the Series” on page 6 of the statutory prospectus will be replaced with the following:

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Rampart to serve as subadviser and perform the day-to-day portfolio management of the Series. Rampart is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.

Under the heading “The Adviser” in the section “Management of the Series” on page 7 of the statutory prospectus, the second paragraph will be replaced with the following:

The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action.

VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board the hiring, termination and replacement of one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.

The following subsection will be added following the second paragraph on page 7 of the statutory prospectus:

The Subadviser

Rampart, an affiliate of VIA, is located at 100 Pearl Street, 9th Floor, Hartford, CT 06103. Rampart has been an investment adviser since 1983 and provides investment management services to mutual funds, institutional and high net worth investors. As of December 31, 2016, Rampart had approximately $751 million in assets under management.

From its investment advisory fee, VIA, and not the Series, pays Rampart for its subadvisory services at the rate of 50% of the net advisory fee.

The subheading “Board of Trustees’ Approval of Investment Advisory Agreement” will be replaced with “Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements” and the following sentence will be added after the existing sentence: “The Trust’s semiannual report for the period ended June 30, 2017 is expected to contain a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the subadvisory agreement for the Series.”

Under the subheading “Portfolio Management” on page 7 of the statutory prospectus, the disclosure for each portfolio manager will be revised by replacing “VIA” with “Rampart.”

Additionally, effective September 26, 2017, the Series’ name will change to Virtus Rampart Equity Trend Series and all references to the Series using its current name will be deemed to be using its new name.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8510/EquityTrend-Rampart (7/2017)

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L. J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services1-800-367-5877

WebsiteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

   100 Pearl Street

Hartford, CT 06103

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8508	06-17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Variable Insurance Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/07/2017

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 9/07/2017

* Print the name and title of each signing officer under his or her signature.